UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03395

Franklin Federal Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  4/30

Date of reporting period:  7/31/16

Item 1. Schedule of Investments.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Statement of Investments, July 31, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 96.4%
Alabama 1.1%
Alabama State Incentives Financing Authority Special Obligation Revenue, Series A, 5.00%, 9/01/42	$14,300,000	$16,373,357
Alabama State Port Authority Docks Facilities Revenue, Refunding, 6.00%, 10/01/40.	6,000,000	7,143,900
Alabama State Public Health Care Authority Lease Revenue, Department of Public Health Facilities,
Refunding, 5.00%, 9/01/44	17,085,000	19,947,421
Birmingham Water Works Board Water Revenue,
Series A, Assured Guaranty, 5.125%, 1/01/34	3,500,000	3,829,875
Series A, Assured Guaranty, Pre-Refunded, 5.125%, 1/01/34.	2,100,000	2,326,044
Series B, 5.00%, 1/01/38	3,500,000	4,103,505
Series B, 5.00%, 1/01/43	8,000,000	9,301,280
Chilton County Health Care Authority Limited Obligation Sales Tax Revenue, Chilton County Hospital
Project, Series A, 5.00%, 11/01/40	8,425,000	9,955,233
East Alabama Health Care Authority Health Care Facilities Revenue, Mandatory Put 9/01/18, Series B,
5.50%, 9/01/33.	18,500,000	20,155,380
Mobile Water and Sewer Commissioners Water and Sewer Revenue, Refunding, 5.00%, 1/01/36	11,300,000	13,138,058
Tuscaloosa Public Educational Building Authority Student Housing Revenue, Ridgecrest Student
Housing LLC, University of Alabama Ridgecrest Residential Project, Assured Guaranty, 6.75%,
7/01/38	10,000,000	11,099,800
University of South Alabama University Tuition Revenue, Capital Improvement, Refunding, AMBAC
Insured, 5.00%, 12/01/36	11,570,000	11,708,493
		129,082,346
Alaska 0.8%
Alaska Municipal Bond Bank Authority Revenue,
Refunding, Series 3, 5.25%, 10/01/36	16,045,000	19,309,035
Refunding, Series 3, 5.00%, 10/01/39	12,950,000	15,279,964
Alaska State Industrial Development and Export Authority Revenue, Providence Health and Services,
Series A, 5.00%, 10/01/40	10,000,000	11,111,000
Alaska State International Airports Revenue, Series C, 5.00%, 10/01/33	12,565,000	14,354,130
Anchorage Electric Revenue, senior lien, Refunding, Series A, 5.00%, 12/01/41	8,875,000	10,584,946
Matanuska-Susitna Borough Lease Revenue, Goose Creek Correctional Center Project, Assured
Guaranty, Pre-Refunded, 6.00%, 9/01/32	20,000,000	23,228,400
		93,867,475
Arizona 2.5%
Arizona State Board of Regents University of Arizona System Revenue, Stimulus Plan for Economic
and Educational Development, 5.00%, 8/01/44	10,000,000	11,881,100
Arizona State COP, Department of Administration, Series A, AGMC Insured, 5.00%, 10/01/27	14,440,000	16,136,844
Arizona State Lottery Revenue, Series A, AGMC Insured, 5.00%, 7/01/27	15,000,000	16,872,600
Glendale Municipal Property Corp. Excise Tax Revenue, Subordinate, Refunding, Series C, 5.00%,
7/01/38	15,500,000	17,991,160
Lake Havasu Wastewater System Revenue, senior lien, Refunding, Series B, AGMC Insured, 5.00%,
7/01/40	15,000,000	18,151,950
Maricopa County PCC, PCR, El Paso Electric Co. Palo Verde Project, Series A, 7.25%, 2/01/40	10,000,000	11,461,100
Mesa Utility Systems Revenue, 4.00%, 7/01/36	19,000,000	20,589,350
Phoenix Civic Improvement Corp. Airport Revenue,
junior lien, Series A, 5.00%, 7/01/40	24,000,000	27,061,920
senior lien, Series A, 5.00%, 7/01/33.	28,000,000	30,103,640
Phoenix Civic Improvement Corp. Distribution Revenue,
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/32	6,000,000	8,264,820
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/34	5,000,000	6,986,450
Capital Appreciation, Civic Plaza Expansion Project, Series B, NATL Insured, 5.50%, 7/01/35	9,860,000	13,873,217

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Arizona (continued)
Phoenix Civic Improvement Corp. Water System Revenue,
junior lien, Refunding, Series A, 5.00%, 7/01/32	$21,095,000	$23,561,428
junior lien, Refunding, Series A, 5.00%, 7/01/34	10,000,000	11,153,900
Pima County IDA Lease Revenue, Clark County Detention Facility Project, 5.00%, 9/01/39.	20,000,000	21,138,800
Pinal County Electrical District No. 3 Revenue, Electric System, Refunding, 5.25%, 7/01/36	10,000,000	11,670,800
Salt River Project Agricultural Improvement and Power District Electric System Revenue, Salt River
Project, Series A, 5.00%, 1/01/38	10,000,000	10,575,000
		277,474,079
Arkansas 0.1%
University of Arkansas Revenue,
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/37	3,100,000	3,672,446
Various Facilities, Fayetteville Campus, Series B, 5.00%, 11/01/42	9,360,000	10,942,870
		14,615,316
California 12.3%
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/28	24,000,000	26,790,240
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	9,530,000	10,637,958
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/34	20,250,000	21,748,297
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.00%, 4/01/39	14,000,000	15,035,860
San Francisco Bay Area, Series F-1, Pre-Refunded, 5.50%, 4/01/43	30,000,000	32,467,500
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	24,500,000	33,065,200
California State Economic Recovery GO, Series A, Pre-Refunded, 5.25%, 7/01/21	28,580,000	32,436,014
California State Educational Facilities Authority Revenue, Carnegie Institution of Washington,
Refunding, Series A, 5.00%, 7/01/40	24,525,000	27,843,478
California State GO,
Various Purpose, 6.00%, 5/01/18	370,000	375,343
Various Purpose, 5.90%, 4/01/23	1,200,000	1,210,476
Various Purpose, 5.00%, 10/01/29	15,000,000	16,922,250
Various Purpose, 6.00%, 4/01/38	100,000,000	113,663,000
Various Purpose, 6.00%, 11/01/39	25,000,000	29,111,250
Various Purpose, 5.25%, 11/01/40	50,000,000	58,490,000
Various Purpose, FGIC Insured, 6.00%, 5/01/20.	850,000	861,569
Various Purpose, Refunding, 5.25%, 3/01/30	30,000,000	34,424,100
Various Purpose, Refunding, 6.00%, 3/01/33	12,000,000	14,126,640
Various Purpose, Refunding, 5.25%, 3/01/38	20,000,000	21,415,400
Various Purpose, Refunding, 5.50%, 3/01/40	25,000,000	28,810,500
California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/24	5,000,000	5,935,700
Children’s Hospital of Orange County, Series A, 6.50%, 11/01/38	8,000,000	9,412,320
California State Public Works Board Lease Revenue,
Department of Education, Riverside Campus Project, Series B, 6.125%, 4/01/28	2,740,000	3,130,395
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.00%, 4/01/27 .	3,980,000	4,537,399
Department of General Services, Office Buildings 8 and 9 Renovation, Series A, 6.125%, 4/01/29.	5,000,000	5,706,700
Various Capital Projects, Series A, 5.00%, 4/01/30	18,000,000	21,299,400
Various Capital Projects, Series A, 5.00%, 4/01/33	12,475,000	14,687,691
Various Capital Projects, Series I, 6.125%, 11/01/29	29,300,000	34,338,135
California Statewide CDA, PCR, Refunding, 4.50%, 9/01/29	14,830,000	16,589,579
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	9,860,000	10,450,417
St. Joseph Health System, Series B, FGIC Insured, 5.75%, 7/01/47	5,000,000	5,484,900
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	10,000,000	10,768,700

|2

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Colton Joint USD, GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured
Guaranty, Pre-Refunded, 5.375%, 8/01/34.	$15,000,000	$16,836,600
Corona-Norco USD,
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.,
8/01/39	7,500,000	3,387,300
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.20% thereafter, 8/01/29	3,250,000	4,417,368
GO, Riverside County, Capital Appreciation, Election of 2006, Series C, AGMC Insured, zero cpn.
to 8/01/17, 6.80% thereafter, 8/01/39	8,500,000	11,693,450
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.40% thereafter,
1/15/30	15,475,000	14,036,289
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 6.85% thereafter, 1/15/42	20,000,000	17,802,000
Refunding, Series A, 5.75%, 1/15/46	25,000,000	30,076,750
Refunding, Series A, 6.00%, 1/15/49	20,000,000	24,291,400
Hartnell Community College District GO, Monterey and San Benito Counties, Capital Appreciation,
Election of 2002, Series D, Pre-Refunded, zero cpn., 8/01/39	45,000,000	10,178,100
Jefferson UHSD San Mateo County GO,
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/35	10,500,000	3,170,475
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/40	10,000,000	1,994,100
Capital Appreciation, Election of 2006, Series D, Pre-Refunded, zero cpn., 8/01/41	13,590,000	2,492,134
Los Angeles Community College District GO, Election of 2008, Series C, 5.25%, 8/01/39.	30,000,000	34,775,700
Los Angeles Department of Airports Revenue,
Los Angeles International Airport, Senior, Refunding, Series A, 5.00%, 5/15/40	25,485,000	29,219,062
Los Angeles International Airport, Senior, Series D, 5.00%, 5/15/40	50,000,000	57,326,000
Los Angeles Department of Water and Power Revenue, Power System, Series B, 5.00%, 7/01/31	20,000,000	24,359,000
Los Angeles USD,
GO, Election of 2002, Series B, AMBAC Insured, 4.50%, 7/01/31	28,745,000	29,670,876
GO, Series KRY, 5.25%, 7/01/34	36,625,000	42,381,717
M-S-R Energy Authority Gas Revenue, Series B, 6.50%, 11/01/39	12,500,000	18,770,000
New Haven USD,
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/31	2,055,000	1,328,599
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/32	7,830,000	4,870,886
GO, Alameda County, Capital Appreciation, Assured Guaranty, zero cpn., 8/01/33	7,660,000	4,579,531
Placentia-Yorba Linda USD, GO, Orange County, Election of 2008, Series A, Pre-Refunded, 5.25%,
8/01/32	24,490,000	26,775,162
Pomona USD, GO, Los Angeles County, Election of 2008, Series A, Assured Guaranty, Pre-Refunded,
5.00%, 8/01/29.	5,585,000	6,307,867
Rialto USD, GO, San Bernardino County, Captial Appreciation, Series A, AGMC Insured, zero cpn.,
8/01/36	20,000,000	10,511,200
Sacramento County Airport System Revenue, Senior, Series B, AGMC Insured, 5.25%, 7/01/33	16,355,000	17,622,022
San Diego Public Facilities Financing Authority Water Revenue, Series B, Pre-Refunded, 5.375%,
8/01/34	15,000,000	17,107,950
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.25%, 4/01/31 .	10,000,000	11,096,400
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, senior lien, ETM, zero cpn., 1/01/23	7,000,000	6,478,990
senior lien, Refunding, Series A, 5.00%, 1/15/34	50,000,000	59,050,000
San Mateo UHSD,
GO, Capital Appreciation, Election of 2010, Refunding, Series A, zero cpn. to 9/01/28, 6.70%
thereafter, 9/01/41	20,000,000	18,570,400
GO, Capital Appreciation, Election of 2010, Series A, zero cpn. to 9/01/28, 6.45% thereafter,
9/01/33	6,065,000	5,193,581

|3

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Mateo-Foster City School District GO, Capital Appreciation, Election of 2008, Series A, zero cpn.
to 8/01/26, 6.625% thereafter, 8/01/42.	$50,000,000	$46,524,000
Santa Ana USD,
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/35	10,000,000	5,701,500
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/36	18,865,000	10,339,906
GO, Orange County, Capital Appreciation, Election of 2008, Series B, Assured Guaranty, zero
cpn., 8/01/37	10,000,000	5,285,800
Santa Clara County GO, Election of 2008, Series A, 5.00%, 8/01/34	25,000,000	27,935,000
Upland USD, GO, San Bernardino County, Election of 2008, Series B, Pre-Refunded, zero cpn.,
8/01/39	50,075,000	13,532,268
Washington Township Health Care District Revenue, Series A, 6.25%, 7/01/39	3,000,000	3,339,840
West Contra Costa USD,
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/29	10,000,000	7,093,700
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/30	20,845,000	14,321,974
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/31	20,000,000	13,279,200
GO, Election of 2005, Series C-1, Assured Guaranty, zero cpn., 8/01/32	10,730,000	6,877,823
Whittier UHSD, GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, Series A,
zero cpn., 8/01/34	20,000,000	7,333,000
		1,389,711,331
Colorado 2.1%
Aurora Water Improvement Revenue,
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/32	10,000,000	10,422,300
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/36	41,235,000	42,926,047
first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/39	26,930,000	28,009,624
Colorado State Board of Governors University Enterprise System Revenue,
Series A, AGMC Insured, 5.00%, 3/01/37	10,000,000	10,221,000
Series A, NATL Insured, 5.00%, 3/01/37	1,700,000	1,737,570
Series A, NATL Insured, Pre-Refunded, 5.00%, 3/01/37	8,300,000	8,516,132
Colorado State Health Facilities Authority Revenue,
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/41	10,000,000	12,030,800
Children’s Hospital Colorado Project, Series A, 5.00%, 12/01/44	5,000,000	6,001,000
The Evangelical Lutheran Good Samaritan Society Project, Refunding, Series A, 5.00%, 6/01/45 .	10,000,000	11,549,000
Health Facility Authority, Hospital, Refunding, Series B, AGMC Insured, 5.25%, 3/01/36	10,000,000	10,990,800
Valley View Hospital Assn. Project, Refunding, 5.50%, 5/15/28	5,000,000	5,404,050
Valley View Hospital Assn. Project, Refunding, 5.75%, 5/15/36	7,000,000	7,564,060
Colorado State Higher Education Capital Construction Lease Purchase Financing Program COP,
Pre-Refunded, 5.50%, 11/01/27	10,000,000	11,088,300
Denver City and County Airport System Revenue, Subordinate, Series B, 5.25%, 11/15/33.	16,405,000	19,989,000
Park Creek Metropolitan District Revenue, Senior Limited Property Tax Supported, Improvement,
Assured Guaranty, Pre-Refunded, 6.25%, 12/01/30	6,000,000	7,091,220
Public Authority for Colorado Energy Natural Gas Purchase Revenue, 6.50%, 11/15/38	20,000,000	30,331,400
Regional Transportation District Sales Tax Revenue, FasTracks Project, Series A, 5.00%, 11/01/32	10,000,000	12,091,900
University of Colorado Enterprise Revenue, Series A, Pre-Refunded, 5.375%, 6/01/32.	3,500,000	3,961,545
		239,925,748
Connecticut 0.1%
Connecticut State GO, Series B, 5.00%, 6/15/35	7,000,000	8,365,350

|4

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
District of Columbia 2.8%
District of Columbia Ballpark Revenue,
Series B-1, BHAC Insured, 5.00%, 2/01/24	$12,120,000	$12,163,511
Series B-1, BHAC Insured, 5.00%, 2/01/25	7,000,000	7,025,060
Series B-1, BHAC Insured, 5.00%, 2/01/26	9,950,000	9,985,522
District of Columbia Hospital Revenue,
Children’s Hospital Obligated Group Issue, Refunding, 5.00%, 7/15/40	6,830,000	8,195,522
Children’s Hospital Obligated Group Issue, Sub Series 1, AGMC Insured, Pre-Refunded, 5.45%,
7/15/35	23,035,000	25,150,534
District of Columbia Income Tax Secured Revenue,
Refunding, Series A, 5.00%, 12/01/31	10,000,000	11,433,500
Series A, 5.25%, 12/01/34	11,000,000	12,553,420
District of Columbia Revenue,
Assn. of American Medical Colleges Issue, Series B, 5.25%, 10/01/41	15,000,000	17,110,050
Deed Tax, Housing Production Trust Fund, New Communities Project, Series A, NATL Insured,
5.00%, 6/01/32	5,000,000	5,164,400
Georgetown University Issue, Growth and Income Securities, AMBAC Insured, zero cpn. to
4/01/18, 5.00% thereafter, 4/01/32.	15,370,000	15,613,000
Medlantic/Helix Issue, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/38	20,000,000	20,903,000
National Academy of Sciences Project, Series A, 5.00%, 4/01/35.	10,905,000	12,342,824
National Academy of Sciences Project, Series A, 5.00%, 4/01/40.	16,960,000	19,098,995
National Public Radio Inc. Issue, Pre-Refunded, 5.00%, 4/01/35	7,750,000	8,931,100
District of Columbia Tobacco Settlement FICO Revenue, Asset-Backed, Refunding, 6.50%, 5/15/33	34,180,000	42,912,990
District of Columbia University Revenue, Georgetown University Issue, Refunding, Series D, 5.50%,
4/01/36	5,000,000	5,461,700
District of Columbia Water and Sewer Authority Public Utility Revenue, senior lien, Series A, Pre-
Refunded, 6.00%, 10/01/35	8,000,000	8,926,080
Metropolitan Washington D.C. Airports Authority Airport System Revenue,
Refunding, Series A, 5.375%, 10/01/29	5,000,000	5,446,200
Refunding, Series A, 5.00%, 10/01/35	5,000,000	5,738,150
Refunding, Series C, 5.25%, 10/01/27	10,745,000	11,781,893
Series A, 5.00%, 10/01/39	5,000,000	5,725,050
Series C, 5.00%, 10/01/26	10,235,000	11,170,274
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue, Capital Appreciation,
second lien, Series C, Assured Guaranty, zero cpn. to 10/01/16, 6.50% thereafter, 10/01/41	25,000,000	33,987,750
		316,820,525
Florida 6.6%
Alachua County Health Facilities Authority Health Facilities Revenue, Shands Teaching Hospital and
Clinics Inc. at the University of Florida Project, Series A, 5.00%, 12/01/44.	10,350,000	11,983,126
Brevard County Health Facilities Authority Health Facilities Revenue, Health First Inc. Project, Series B,
Pre-Refunded, 7.00%, 4/01/39	6,500,000	7,589,010
Brevard County Local Option Fuel Tax Revenue, NATL Insured, 5.00%, 8/01/37	12,245,000	12,698,677
Broward County Water and Sewer Utility Revenue, Series A, Pre-Refunded, 5.25%, 10/01/34.	8,800,000	9,677,272
Cape Coral Water and Sewer Revenue,
AMBAC Insured, Pre-Refunded, 5.00%, 10/01/36	5,000,000	5,035,250
Refunding, Series A, AGMC Insured, 5.00%, 10/01/42	21,510,000	24,670,249
Citizens Property Insurance Corp. Revenue,
Costal Account, senior secured, Series A-1, 5.00%, 6/01/20	20,000,000	23,029,400
High-Risk Account, senior secured, Series A-1, 5.25%, 6/01/17	24,250,000	25,175,380
High-Risk Account, senior secured, Series A-1, 5.50%, 6/01/17	10,000,000	10,402,200
High-Risk Account, senior secured, Series A-1, 6.00%, 6/01/17	25,000,000	26,108,500
Clearwater City Water and Sewer Revenue, Series A, 5.25%, 12/01/39	7,000,000	7,946,540

|5

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Florida State Board of Education Public Education GO, Capital Outlay, Refunding, Series D, 6.00%,
6/01/23	$17,500,000	$22,910,125
Florida State Mid-Bay Bridge Authority Revenue,
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/23.	5,000,000	3,662,951
Capital Appreciation, Series A, AMBAC Insured, Pre-Refunded, zero cpn., 10/01/24.	3,000,000	2,075,640
Florida State Municipal Loan Council Revenue, Series D, AGMC Insured, 5.50%, 10/01/41.	4,750,000	5,622,670
Hillsborough County Aviation Authority Revenue,
Tampa International Airport, Series A, Assured Guaranty, 5.50%, 10/01/38	5,000,000	5,459,450
Tampa International Airport, Subordinated, Refunding, Series B, 5.00%, 10/01/44	10,000,000	12,047,800
Hillsborough County IDA, PCR, Tampa Electric Co. Project, Series A, 5.65%, 5/15/18	6,500,000	7,040,085
Hillsborough County School Board COP, Master Lease Program, Refunding, Series A, 5.00%, 7/01/28 .	17,650,000	21,010,560
Indian River County School Board COP, NATL Insured, Pre-Refunded, 5.00%, 7/01/27	16,485,000	17,149,181
Martin County Health Facilities Authority Hospital Revenue, Martin Memorial Medical Center, 5.50%,
11/15/42	3,800,000	4,293,696
Miami Beach RDA Tax Increment Revenue, City Center, Refunding, Series A, AGMC Insured, 5.00%,
2/01/44	12,000,000	14,038,680
Miami Beach Resort Tax Revenue, 5.00%, 9/01/40	11,000,000	13,370,280
Miami-Dade County Aviation Revenue,
Miami International Airport, Hub of the Americas, Refunding, Series A, 5.50%, 10/01/36	20,000,000	22,626,200
Miami International Airport, Hub of the Americas, Refunding, Series A, Assured Guaranty, 5.25%,
10/01/33	11,000,000	11,947,430
Miami International Airport, Hub of the Americas, Refunding, Series A, Assured Guaranty, 5.25%,
10/01/38	13,000,000	14,058,590
Miami-Dade County Expressway Authority Toll System Revenue,
Refunding, Series A, 5.00%, 7/01/29	10,000,000	11,935,100
Refunding, Series A, 5.00%, 7/01/32	6,375,000	7,569,037
Series A, 5.00%, 7/01/40	30,265,000	34,052,665
Miami-Dade County GO, Building Better Communities Program, Series B-1, Pre-Refunded, 5.75%,
7/01/33	20,000,000	21,958,200
Miami-Dade County School Board COP,
Refunding, Series A, 5.00%, 5/01/31	10,000,000	12,009,500
Series A, Assured Guaranty, Pre-Refunded, 5.25%, 2/01/27	10,000,000	11,141,600
Miami-Dade County Special Obligation Revenue,
sub. bond, Refunding, Series B, 5.00%, 10/01/31	5,000,000	5,945,050
sub. bond, Refunding, Series B, 5.00%, 10/01/32	4,500,000	5,336,100
sub. bond, Refunding, Series B, 5.00%, 10/01/35	3,250,000	3,820,700
Miami-Dade County Transit System Sales Surtax Revenue,
Refunding, 5.00%, 7/01/35.	7,000,000	8,464,680
Refunding, AGMC Insured, 5.00%, 7/01/38	18,845,000	20,160,381
Miami-Dade County Water and Sewer System Revenue, Refunding, Series A, 5.00%, 10/01/42	20,000,000	23,499,200
Orange County Health Facilities Authority Hospital Revenue,
Orlando Health Obligated Group, Refunding, Series A, 5.00%, 10/01/39	6,000,000	7,266,480
Orlando Health Obligated Group, Refunding, Series B, AGMC Insured, 5.00%, 12/01/32	11,780,000	12,782,242
Orlando Health Obligated Group, Series B, AGMC Insured, Pre-Refunded, 5.00%, 12/01/32	8,220,000	9,036,904
Orange County School Board COP, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 8/01/34	15,000,000	17,139,450
Orlando Tourist Development Tax Revenue, 6th Cent Contract Payments, second lien sub. bonds,
Series B, Assured Guaranty, 5.50%, 11/01/38	18,490,000	19,315,948
Orlando-Orange County Expressway Authority Revenue,
Series A, 5.00%, 7/01/40	5,000,000	5,656,150
Series A, AGMC Insured, Pre-Refunded, 5.00%, 7/01/32.	12,000,000	12,489,120
Series C, 5.00%, 7/01/40	15,000,000	16,968,450
Palm Beach County Solid Waste Authority Revenue, Improvement, Series B, Pre-Refunded, 5.50%,
10/01/28	10,000,000	11,050,500

|6

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Florida (continued)
Pensacola Airport Revenue, Refunding, 6.25%, 10/01/38	$16,500,000	$17,838,480
Port St. Lucie Utility System Revenue, Refunding, Assured Guaranty, 5.25%, 9/01/35	3,000,000	3,256,980
South Broward Hospital District Revenue,
South Broward Hospital District Obligated Group, Pre-Refunded, 5.00%, 5/01/36	12,500,000	13,459,750
South Broward Hospital District Obligated Group, Refunding, 4.75%, 5/01/28	10,000,000	10,303,900
South Lake County Hospital District Revenue, South Lake Hospital Inc., Series A, 6.25%, 4/01/39.	5,735,000	6,398,540
South Miami Health Facilities Authority Hospital Revenue, Baptist Health South Florida Obligated
Group, 5.00%, 8/15/32	31,070,000	32,423,409
St. Lucie County Transportation Revenue, AMBAC Insured, Pre-Refunded, 5.00%, 8/01/27	5,785,000	6,042,317
Tallahassee Energy System Revenue, Refunding, NATL Insured, 5.00%, 10/01/37	20,000,000	20,913,800
Tohopekaliga Water Authority Utility System Revenue, Refunding, 5.00%, 10/01/46	5,000,000	6,196,450
Town of Davie Water and Sewer Revenue, AGMC Insured, 5.00%, 10/01/32.	8,575,000	9,981,214
		746,041,239
Georgia 3.6%
Athens-Clarke County Unified Government Water and Sewerage Revenue, Pre-Refunded, 5.50%,
1/01/38	14,500,000	16,190,700
Atlanta Airport General Revenue, Refunding, Series C, 6.00%, 1/01/30	15,000,000	18,112,950
The Atlanta Development Authority Revenue,
New Downtown Atlanta Stadium Project, senior lien, Series A-1, 5.25%, 7/01/44	3,000,000	3,690,330
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/24	6,385,000	7,356,031
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/25	6,955,000	8,100,071
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/26	5,000,000	5,863,750
Tuff Yamacraw LLC Project, Refunding, Series A, AMBAC Insured, 5.00%, 1/01/27	5,000,000	5,710,500
Atlanta Water and Wastewater Revenue,
Refunding, 5.00%, 11/01/40	30,000,000	36,381,900
Refunding, Series B, AGMC Insured, 5.25%, 11/01/34	30,000,000	34,029,000
Series A, Pre-Refunded, 6.25%, 11/01/34	20,000,000	23,554,400
Bleckley-Dodge County Joint Development Authority Student Housing Facilities Revenue,
MGC Real Estate Foundation II LLC Project, 5.00%, 7/01/33	5,000,000	5,362,800
MGC Real Estate Foundation II LLC Project, 5.25%, 7/01/38	10,000,000	10,768,700
Bulloch County Development Authority Student Housing Revenue, Georgia Southern University
Housing Foundation Four LLC Project, Assured Guaranty, 5.375%, 7/01/39.	23,075,000	24,889,618
Burke County Development Authority PCR,
Oglethorpe Power Corp. Vogtle Project, Series B, 5.50%, 1/01/33.	15,000,000	15,877,950
Oglethorpe Power Corp. Vogtle Project, Series E, 7.00%, 1/01/23	25,000,000	27,189,000
Clark County Hospital Authority Revenue, Athens Regional Medical Center Project, NATL Insured,
5.00%, 1/01/27.	5,000,000	5,094,800
Clayton County Development Authority Student Housing and Activity Center Revenue, CSU Foundation
Real Estate I LLC Project, XLCA Insured, 5.00%, 7/01/33	11,125,000	11,524,387
DeKalb Newton and Gwinnett Counties Joint Development Authority Revenue, Georgia Gwinnett
College Foundation LLC Project, 6.00%, 7/01/34	10,000,000	11,412,300
Fayette County Hospital Authority Revenue, Anticipation Certificates, Piedmont Fayette Hospital
Project, Refunding, Series A, 5.00%, 7/01/39.	11,420,000	13,217,851
Georgia State Higher Education Facilities Authority Revenue,
USG Real Estate Foundation I LLC Project, Assured Guaranty, Pre-Refunded, 5.625%, 6/15/38	5,000,000	5,462,700
USG Real Estate Foundation I LLC Project, Pre-Refunded, 6.25%, 6/15/40	13,970,000	15,424,556
USG Real Estate Foundation II LLC Project, Series A, 5.50%, 6/15/34	10,000,000	11,229,100
USG Real Estate Foundation III LLC Project, Series A, 5.00%, 6/15/40	3,700,000	4,061,712
USG Real Estate Foundation III LLC Project, Series A, Pre-Refunded, 5.00%, 6/15/40	1,300,000	1,505,309
Houston County Hospital Authority Revenue, Anticipation Certificates, Houston Healthcare Project,
5.25%, 10/01/35.	10,485,000	10,992,998

|7

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Georgia (continued)
Jefferson PBA Revenue, Jackson County Facilities, Series A, XLCA Insured, Pre-Refunded, 5.00%,
3/01/32	$6,075,000	$6,233,193
Main Street Natural Gas Inc. Revenue, Gas Project, Series A, 5.50%, 9/15/28	5,000,000	6,504,700
Medical Center Hospital Authority Revenue, Anticipation Certificates, Columbus Regional Healthcare
System Inc. Project, Refunding, Assured Guaranty, 6.50%, 8/01/38	10,000,000	11,093,900
Municipal Electric Authority of Georgia Revenue, Project One Sub., Refunding, Series A, 5.00%,
1/01/35	3,250,000	3,914,788
Private Colleges and Universities Authority Revenue,
Emory University, Refunding, Series A, 5.00%, 9/01/41	10,000,000	11,651,700
Emory University, Refunding, Series A, 5.00%, 10/01/43	10,000,000	11,838,200
Emory University, Refunding, Series C, 5.25%, 9/01/39	21,000,000	23,691,360
		407,931,254
Hawaii 0.2%
Hawaii State Department of Budget and Finance Special Purpose Revenue, Hawaiian Electric Co. Inc.
and Subsidiary Projects, 6.50%, 7/01/39	7,500,000	8,538,825
Honolulu City and County MFHR, Waipahu Towers Project, Series A, GNMA Secured, 6.90%, 6/20/35 .	1,035,000	1,039,885
Honolulu City and County Wastewater System Revenue, First Bond Resolution, Senior Series A,
5.00%, 7/01/38.	10,000,000	11,728,700
		21,307,410
Idaho 0.1%
Idaho State Health Facilities Authority Revenue, St. Luke’s Health System Project, Series A, 6.75%,
11/01/37	12,500,000	14,031,500
Illinois 5.7%
Bolingbrook GO, Will and DuPage Counties, Capital Appreciation, Refunding, Series A, zero cpn.,
1/01/36	19,000,000	7,458,830
Bourbonnais Industrial Project Revenue,
Olivet Nazarene University Project, 5.00%, 11/01/44	2,000,000	2,088,220
Olivet Nazarene University Project, Assured Guaranty, 5.125%, 11/01/37	5,000,000	5,214,900
Chicago GO, Lakefront Millennium Project, Parking Facilities, NATL Insured, ETM, 5.75%, 1/01/23	8,955,000	11,192,586
Chicago Midway Airport Revenue,
Refunding, Series B, 5.00%, 1/01/46	10,000,000	11,863,400
Refunding, Series C, Assured Guaranty, 5.50%, 1/01/24	18,460,000	22,535,599
Chicago O’Hare International Airport Revenue,
General Airport, third lien, Series A, 5.75%, 1/01/39	5,000,000	5,861,650
General Airport, third lien, Series C, Assured Guaranty, 5.25%, 1/01/35	12,850,000	14,432,734
Chicago Transit Authority Sales Tax Receipts Revenue, 5.25%, 12/01/40	10,000,000	11,068,700
Chicago Wastewater Transmission Revenue,
Project, second lien, 5.00%, 1/01/42	10,525,000	11,508,351
second lien, Series A, BHAC Insured, 5.50%, 1/01/38	18,000,000	18,933,840
Illinois Health Facilities Authority Revenue,
Loyola University Health System, Series A, NATL Insured, ETM, 5.625%, 7/01/18	2,105,000	2,299,755
South Suburban Hospital, ETM, 7.00%, 2/15/18	1,125,000	1,192,747
Illinois State Finance Authority Revenue,
Alexian Brothers Health System, Series A, AGMC Insured, Pre-Refunded, 5.50%, 1/01/28	45,000,000	48,741,300
Art Institute of Chicago, Refunding, Series A, 5.25%, 3/01/40	16,000,000	17,757,280
Columbia College, NATL Insured, Pre-Refunded, 5.00%, 12/01/32	15,440,000	16,341,233
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/40	25,000,000	29,413,750
Mercy Health System Obligated Group, Refunding, 5.00%, 12/01/46	25,000,000	29,297,250
Northwest Community Hospital, Refunding, Series A, 5.00%, 7/01/36	7,490,000	8,943,135
Resurrection Health Care, Series B, AGMC Insured, 5.25%, 5/15/29.	26,695,000	28,498,247
Riverside Health System, 6.25%, 11/15/35	5,000,000	5,813,950

|8

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Illinois (continued)
Illinois State Finance Authority Revenue, (continued)
Roosevelt University Project, Refunding, 6.50%, 4/01/39	$15,000,000	$16,691,250
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.75%,
11/01/28	2,500,000	2,788,975
Rush University Medical Center Obligated Group, Series B, NATL Insured, Pre-Refunded, 5.25%,
11/01/35	3,000,000	3,313,350
Rush University Medical Center Obligated Group, Series B, Pre-Refunded, 7.25%, 11/01/38	10,000,000	11,489,900
Sherman Health Systems, Series A, Pre-Refunded, 5.50%, 8/01/37	5,000,000	5,244,600
Illinois State Finance Authority Student Housing Revenue,
CHF-DeKalb II LLC, Northern Illinois University Project, 6.875%, 10/01/43	15,000,000	17,981,550
CHF-Normal LLC, Illinois State University Project, 7.00%, 4/01/43	7,500,000	8,863,500
Illinois State GO,
5.25%, 7/01/30	16,915,000	18,783,431
5.50%, 7/01/33	5,000,000	5,651,550
5.50%, 7/01/38	20,000,000	22,384,000
AGMC Insured, 5.00%, 9/01/29	12,000,000	12,023,640
Assured Guaranty, 5.25%, 4/01/34	10,000,000	10,394,600
Refunding, 5.00%, 1/01/24.	12,820,000	13,748,424
Illinois State Municipal Electric Agency Power Supply System Revenue, Series A, NATL Insured,
Pre-Refunded, 5.00%, 2/01/35	20,000,000	20,447,000
Illinois State Revenue, Build Illinois, Sales Tax Bonds, Series B, 5.25%, 6/15/34	15,000,000	16,510,050
Illinois State Toll Highway Authority Toll Highway Revenue, Senior, Refunding, Series A-1, 5.00%,
1/01/31	10,245,000	11,342,752
Metropolitan Pier and Exposition Authority Dedicated State Tax Revenue,
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.50%, 6/15/20	6,680,000	7,011,461
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
5.55%, 6/15/21	4,215,000	4,424,823
Capital Appreciation, McCormick Place Expansion Project, Refunding, Series B, NATL Insured,
zero cpn. to 6/14/17, 5.65% thereafter, 6/15/22	27,355,000	30,940,420
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, ETM, zero
cpn. to 6/14/17, 5.65% thereafter, 6/15/22	2,645,000	3,177,994
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.50%, 6/15/20	1,560,000	1,642,898
Capital Appreciation, McCormick Place Expansion Project, Series B, NATL Insured, Pre-
Refunded, 5.55%, 6/15/21	1,785,000	1,880,622
McCormick Place Expansion Project, Series A, 5.50%, 6/15/50	15,000,000	16,210,800
Metropolitan Pier and Exposition Authority Hospitality Facilities Revenue, McCormick Place Convention
Center, ETM, 7.00%, 7/01/26	12,000,000	15,963,960
Metropolitan Pier and Exposition Authority Revenue, McCormick Place Expansion Project, Series A,
5.00%, 6/15/42.	5,000,000	5,514,300
Railsplitter Tobacco Settlement Authority Revenue, Refunding, 6.00%, 6/01/28	14,530,000	17,391,393
Regional Transportation Authority Revenue, Series A, AMBAC Insured, 7.20%, 11/01/20	530,000	606,649
Southwestern Illinois Development Authority Revenue,
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/24.	3,850,000	3,046,659
Capital Appreciation, Local Government Program, AGMC Insured, zero cpn., 12/01/26.	7,700,000	5,621,308
University of Illinois University Revenue,
Auxiliary Facilities System, Refunding, Series A, 5.125%, 4/01/36	2,950,000	3,268,069
Auxiliary Facilities System, Refunding, Series A, 5.25%, 4/01/41	5,000,000	5,589,600
Auxiliary Facilities System, Series A, Pre-Refunded, 5.75%, 4/01/38.	7,000,000	7,932,330
Upper River Valley Development Authority Environmental Facilities Revenue, General Electric Co.
Project, 5.45%, 2/01/23	3,600,000	3,612,096
		641,951,411

|9

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Indiana 1.7%
Indiana Bond Bank Revenue, Special Program, Hendricks Regional Health Project, Series A, 5.50%,
2/01/29	$9,000,000	$9,969,390
Indiana State Finance Authority Environmental Revenue, Duke Energy Indiana Inc. Project, Refunding,
Series B, 6.00%, 8/01/39	10,000,000	11,172,500
Indiana State Finance Authority Hospital Revenue, Deaconess Hospital Obligated Group, Series A,
Pre-Refunded, 6.75%, 3/01/39	9,750,000	11,243,407
Indiana State Finance Authority Revenue,
Deaconess Health System Obligated Group, Refunding, Series A, 5.00%, 3/01/39	5,000,000	5,796,350
Educational Facilities, Marian University Project, 6.375%, 9/15/41	12,500,000	14,339,875
Stadium Project, Refunding, Series A, 5.25%, 2/01/37	10,000,000	12,421,300
Indiana State Finance Authority Wastewater Utility Revenue,
CWA Authority Project, first lien, Refunding, Series A, 5.00%, 10/01/39.	30,000,000	36,044,400
CWA Authority Project, first lien, Series A, 5.00%, 10/01/37	5,000,000	5,843,200
CWA Authority Project, first lien, Series A, 5.25%, 10/01/38	12,000,000	14,070,240
CWA Authority Project, first lien, Series A, 4.00%, 10/01/42	22,615,000	24,246,220
Indiana State Health and Educational Facility Financing Authority Hospital Revenue,
Community Foundation of Northwest Indiana Obligated Group, Pre-Refunded, 5.50%, 3/01/27	2,860,000	2,941,882
Community Foundation of Northwest Indiana Obligated Group, Refunding, 5.50%, 3/01/27	3,640,000	3,745,487
Indiana State Municipal Power Agency Power Supply System Revenue, Series B, Pre-Refunded,
6.00%, 1/01/39.	4,000,000	4,514,200
Indiana University Revenue, Refunding, Series A, 5.00%, 6/01/41	6,000,000	7,435,440
Indianapolis Local Public Improvement Bond Bank Revenue, Pilot Infrastructure Project, Series F,
AGMC Insured, 5.00%, 1/01/35	10,000,000	11,141,800
Jasper County PCR, Northern Indiana Public Service Co. Project, Refunding, Series C, NATL Insured,
5.60%, 11/01/16.	5,000,000	5,058,650
Northern Indiana Commuter Transportation District Industrial Revenue, Limited Obligation, 5.00%,
7/01/41	6,000,000	7,285,980
University of Southern Indiana Revenue, Student Fee, Series J, Assured Guaranty, 5.75%, 10/01/28	2,000,000	2,292,160
		189,562,481
Kansas 0.3%
[a] Butler County USD No. 490 GO, School Building, Series B, BAM Insured, 4.00%, 9/01/43	10,000,000	10,955,100
Kansas State Development Finance Authority Hospital Revenue, Adventist Health System/Sunbelt
Obligated Group, Refunding, Series C, 5.75%, 11/15/38	6,250,000	7,154,000
Wyandotte County Kansas City Unified Government Utility System Revenue,
Improvement, Refunding, Series A, 5.00%, 9/01/44	3,000,000	3,545,460
Improvement, Series A, 5.00%, 9/01/45	10,000,000	11,902,600
Series A, BHAC Insured, 5.25%, 9/01/34	5,000,000	5,528,600
		39,085,760
Kentucky 1.0%
Carroll County Environmental Facilities Revenue, Kentucky Utilities Co. Project, Series A, AMBAC
Insured, 5.75%, 2/01/26	12,500,000	13,456,375
Jefferson County Capital Projects Corp. Lease Revenue,
Refunding, Series A, zero cpn., 8/15/16	7,005,000	7,002,758
Refunding, Series A, zero cpn., 8/15/17	7,115,000	7,042,071
Kentucky Economic Development Finance Authority Health System Revenue, Norton Healthcare Inc.,
Captial Appreciation, Refunding, Series B, NATL Insured, zero cpn., 10/01/18	8,585,000	8,242,974
Kentucky Economic Development Finance Authority Louisville Arena Project Revenue, Louisville Arena
Authority Inc., Series A, Sub Series A-1, Assured Guaranty, 6.00%, 12/01/38	4,000,000	4,268,480
Kentucky State Municipal Power Agency Power System Revenue,
Prairie State Project, Refunding, Series A, NATL Insured, 5.00%, 9/01/42	10,000,000	11,805,200
Prairie State Project, Series A, NATL Insured, Pre-Refunded, 5.00%, 9/01/32	10,000,000	10,464,200

|10

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Kentucky (continued)
Kentucky State Municipal Power Agency System Revenue, Prairie State Project, Refunding, Series A,
NATL Insured, 5.00%, 9/01/34	$6,785,000	$8,140,440
Kentucky State Property and Buildings Commission Revenues,
Project No. 90, Pre-Refunded, 5.50%, 11/01/28	13,230,000	14,654,077
Project No. 90, Refunding, 5.50%, 11/01/28	1,770,000	1,949,230
Louisville/Jefferson County Metro Government College Revenue, Bellarmine University Project,
Refunding and Improvement, Series A, 6.00%, 5/01/33.	3,000,000	3,192,870
Louisville/Jefferson County Metro Government Health Facilities Revenue, Jewish Hospital and St.
Mary’s HealthCare Inc. Project, Pre-Refunded, 6.125%, 2/01/37	11,500,000	12,460,135
Paducah Electric Plant Board Revenue, Series A, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/35	7,000,000	7,840,140
		110,518,950
Louisiana 1.8%
East Baton Rouge Sewerage Commission Revenue, Series A, Pre-Refunded, 5.25%, 2/01/39	6,000,000	6,684,960
Lafayette Communications System Revenue, XLCA Insured, Pre-Refunded, 5.25%, 11/01/27.	12,485,000	13,198,767
Lafayette Public Trust Financing Authority Revenue, Ragin’ Cajun Facilities Inc., Housing and Parking
Project, Assured Guaranty, 5.50%, 10/01/35	6,000,000	7,006,800
Louisiana Local Government Environmental Facilities and CDA Revenue,
Bossier City Public Improvement Projects, AMBAC Insured, Pre-Refunded, 5.00%, 11/01/32	6,730,000	7,102,573
East Baton Rouge Sewerage Commission Projects, sub. lien, Series A, 5.00%, 2/01/44	5,820,000	6,808,760
LCTCS Act 360 Project, 5.00%, 10/01/39.	10,000,000	11,908,100
Louisiana Public Facilities Authority Hospital Revenue, Franciscan Missionaries of Our Lady Health
System Project, Series A, Pre-Refunded, 6.75%, 7/01/39	10,000,000	11,718,100
Louisiana Public Facilities Authority Revenue,
Millennium Housing LLC Student Housing, Student Housing and Auxiliary Facilities Project,
Assured Guaranty, 5.00%, 11/01/30	10,000,000	10,309,000
Ochsner Clinic Foundation Project, Pre-Refunded, 6.75%, 5/15/41	15,500,000	19,693,990
Ochsner Clinic Foundation Project, Refunding, 5.00%, 5/15/47	7,500,000	8,782,950
Ochsner Clinic Foundation Project, Series B, 5.25%, 5/15/38	7,405,000	7,647,440
Ochsner Clinic Foundation Project, Series B, 5.50%, 5/15/47	7,205,000	7,454,941
Ochsner Clinic Foundation Project, Series B, ETM, 5.75%, 5/15/23	10,000,000	12,850,200
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.25%, 5/15/38	2,855,000	2,955,353
Ochsner Clinic Foundation Project, Series B, Pre-Refunded, 5.50%, 5/15/47	2,795,000	2,898,695
Louisiana State Gasoline and Fuels Tax Revenue, second lien, Series B, 5.00%, 5/01/45	13,690,000	15,470,521
St. Charles Parish Consolidated Waterworks and Wastewater District No. 1 Revenue, Series A,
AMBAC Insured, Pre-Refunded, 5.00%, 7/01/36	6,230,000	6,483,935
St. John the Baptist Parish Revenue, Marathon Oil Corp. Project, Series A, 5.125%, 6/01/37	49,100,000	50,413,425
		209,388,510
Maine 0.2%
Maine State Educational Loan Authority Student Loan Revenue, Supplemental Education Loan
Program, Series A-3, Assured Guaranty, 5.875%, 12/01/39	10,670,000	11,998,842
Maine State Health and Higher Educational Facilities Authority Revenue,
Maine General Medical Center Issue, 6.75%, 7/01/36	4,250,000	4,835,225
Maine General Medical Center Issue, 7.00%, 7/01/41	10,000,000	11,512,700
		28,346,767
Maryland 0.8%
Baltimore Project Revenue,
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/39	10,000,000	12,011,600
Subordinate Project, Wastewater Projects, Series C, 5.00%, 7/01/44	10,000,000	11,961,000
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/39.	9,430,000	11,326,939
Subordinate Project, Water Projects, Series A, 5.00%, 7/01/44.	5,500,000	6,578,550
Wastewater Projects, Series C, 5.00%, 7/01/38	5,000,000	5,967,550

|11

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Maryland (continued)
Baltimore Project Revenue, (continued)
Wastewater Projects, Series C, 5.00%, 7/01/43	$10,000,000	$11,904,900
Water Projects, Series C, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	8,130,000	8,461,379
Maryland State EDC, PCR, Potomac Electric Project, Refunding, 6.20%, 9/01/22	5,000,000	5,661,350
Maryland State Health and Higher Educational Facilities Authority Revenue,
Anne Arundel Health System Issue, Series A, Pre-Refunded, 6.75%, 7/01/39	3,000,000	3,524,940
LifeBridge Health Issue, Assured Guaranty, Pre-Refunded, 5.00%, 7/01/28	1,125,000	1,170,855
LifeBridge Health Issue, Refunding, Assured Guaranty, 5.00%, 7/01/28	1,875,000	1,949,662
Upper Chesapeake Hospitals Issue, Series C, Pre-Refunded, 6.00%, 1/01/38	5,000,000	5,378,800
		85,897,525
Massachusetts 3.2%
Massachusetts Bay Transportation Authority Revenue,
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	19,520,000	21,163,974
Assessment, Series A, Pre-Refunded, 5.25%, 7/01/34	8,110,000	8,827,086
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding, Senior Series A, 5.00%,
7/01/28	10,000,000	13,366,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue, Senior,
Refunding, Series B, 5.00%, 1/01/37.	31,000,000	34,594,450
Massachusetts State Development Finance Agency Revenue,
Brandeis University Issue, Refunding, Series O-1, 5.00%, 10/01/40	19,865,000	22,238,867
Dana-Farber Cancer Institute, Series N, 5.00%, 12/01/41	4,000,000	4,901,040
Dana-Farber Cancer Institute, Series N, 5.00%, 12/01/46	4,000,000	4,872,560
Partners Healthcare System Issue, Refunding, Series Q, 5.00%, 7/01/47	15,000,000	18,258,900
Wellesley College Issue, Series J, 5.00%, 7/01/42	10,000,000	11,848,200
Worcester Polytechnic Institute Issue, NATL Insured, Pre-Refunded, 5.00%, 9/01/37	7,470,000	7,829,158
Worcester Polytechnic Institute Issue, Refunding, NATL Insured, 5.00%, 9/01/37	2,530,000	2,637,070
Massachusetts State Educational Financing Authority Education Loan Revenue,
Issue I, 6.00%, 1/01/28	9,020,000	9,747,824
Refunding, Series K, 5.25%, 7/01/29	7,815,000	8,851,191
Series H, Assured Guaranty, 6.35%, 1/01/30	3,100,000	3,235,749
Massachusetts State GO, Consolidated Loan, Series C, AMBAC Insured, Pre-Refunded, 5.00%,
8/01/37	10,000,000	10,444,800
Massachusetts State Health and Educational Facilities Authority Revenue,
Berklee College of Music Issue, Refunding, Series A, 5.00%, 10/01/37	10,000,000	10,436,700
Emmanuel College Issue, NATL Insured, Pre-Refunded, 5.00%, 7/01/37	10,000,000	10,407,600
Northeastern University Issue, Series A, 5.00%, 10/01/35	20,000,000	22,752,400
Northeastern University Issue, Series R, 5.00%, 10/01/33	6,830,000	7,409,457
Springfield College Issue, Pre-Refunded, 5.50%, 10/15/31	1,710,000	1,966,910
Springfield College Issue, Pre-Refunded, 5.625%, 10/15/40.	7,000,000	8,079,330
Massachusetts State HFAR, Housing, Series B, 7.00%, 12/01/38	9,140,000	9,995,504
Massachusetts State School Building Authority Dedicated Sales Tax Revenue, Series A, AMBAC
Insured, 4.50%, 8/15/35	30,000,000	31,064,100
Massachusetts State Transportation Fund Revenue, Accelerated Bridge Program, Series A, 4.00%,
6/01/35	10,000,000	10,834,200
Massachusetts State Water Pollution Abatement Trust Revenue, Massachusetts State Water
Resources Authority Program, Series A, 5.00%, 8/01/32	225,000	225,684
Massachusetts State Water Pollution Abatement Trust Water Pollution Abatement Revenue,
Massachusetts Water Resources Authority Program, Refunding, Sub Series A, 5.75%, 8/01/29.	450,000	451,715
Massachusetts Water Resources Authority Revenue, General, Green Bond, Refunding, Series C,
5.00%, 8/01/40.	30,000,000	37,652,700
University of Massachusetts Building Authority Project Revenue, Senior Series 1, 5.00%, 11/01/39	20,000,000	24,470,800
		358,563,969

|12

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Michigan 3.0%
Detroit City School District GO,
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/30	$1,245,000	$1,432,111
School Building and Site Improvement, Refunding, Series A, 5.00%, 5/01/33	1,500,000	1,712,385
Detroit GO, Distributable State Aid, 5.00%, 11/01/30	22,500,000	24,457,725
Detroit Water and Sewerage Department Sewage Disposal System Revenue, senior lien, Refunding,
Series A, 5.25%, 7/01/39.	12,000,000	13,767,120
Grand Rapids Public Schools GO, School Building and Site, AGMC Insured, Pre-Refunded, 4.50%,
5/01/31	21,800,000	22,448,550
Michigan State Building Authority Revenue,
Facilities Program, Refunding, Series I, 6.25%, 10/15/38	5,860,000	6,488,309
Facilities Program, Refunding, Series I-A, 5.375%, 10/15/36	6,730,000	7,930,026
Facilities Program, Refunding, Series I-A, 5.25%, 10/15/44	20,655,000	24,889,068
Facilities Program, Series H, 5.125%, 10/15/33	12,500,000	13,868,875
Facilities Program, Series H, AGMC Insured, 5.00%, 10/15/26	5,000,000	5,577,900
Facilities Program, Series I, Pre-Refunded, 6.25%, 10/15/38	9,140,000	10,256,085
Refunding, Series A1, NATL Insured, 5.00%, 10/15/31	4,100,000	4,137,556
Series IA, NATL Insured, Pre-Refunded, 5.00%, 10/15/31	5,375,000	5,424,235
Michigan State Finance Authority Hospital Revenue,
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/39	29,610,000	34,566,418
Trinity Health Credit Group, Refunding, Series MI, 5.00%, 12/01/45	20,000,000	24,215,800
Trinity Health Credit Group, Series MI, Pre-Refunded, 5.00%, 12/01/39	140,000	168,741
Michigan State Finance Authority Revenue,
Beaumont, Health Credit Group, Series A, 5.00%, 11/01/44	12,425,000	14,782,271
School District of the City of Detroit, Refunding, 5.00%, 6/01/18.	2,400,000	2,463,936
School District of the City of Detroit, Refunding, 5.00%, 6/01/19.	1,900,000	1,968,742
School District of the City of Detroit, Refunding, 5.00%, 6/01/20.	1,500,000	1,553,205
School District of the City of Detroit, Refunding, 5.50%, 6/01/21.	10,000,000	10,636,600
Michigan State GO,
Environmental Program, Series A, Pre-Refunded, 6.00%, 11/01/24	1,000,000	1,145,280
Environmental Program, Series A, Pre-Refunded, 5.50%, 11/01/25	1,000,000	1,131,700
Michigan State Hospital Finance Authority Revenue,
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.00%, 6/01/29	4,000,000	4,585,240
MidMichigan Obligated Group, Series A, Pre-Refunded, 6.125%, 6/01/39	5,000,000	5,749,000
Trinity Health Credit Group, Refunding, Series C, 5.00%, 12/01/34	9,230,000	10,712,800
Trinity Health Credit Group, Series C, Pre-Refunded, 5.00%, 12/01/34	770,000	935,658
Michigan State Strategic Fund Limited Obligation Revenue, The Detroit Edison Co. Exempt Facilities
Project, Refunding, Series KT, 5.625%, 7/01/20	7,000,000	8,110,130
Michigan Tobacco Settlement Finance Authority Revenue, Tobacco Settlement Asset-Backed, Senior
Series A, 6.00%, 6/01/34.	40,000,000	40,300,800
Royal Oak Hospital Finance Authority Hospital Revenue,
William Beaumont Hospital Obligated Group, Series V, Pre-Refunded, 8.25%, 9/01/39	20,000,000	23,154,400
William Beaumont Hospital Obligated Group, Series W, Pre-Refunded, 6.375%, 8/01/29	10,000,000	11,669,000
Wayne State University Revenue, General, AMBAC Insured, Pre-Refunded, 5.00%, 11/15/36	5,000,000	5,062,000
		345,301,666
Minnesota 0.2%
Minneapolis Health Care System Revenue,
Fairview Health Services, Series A, Pre-Refunded, 6.625%, 11/15/28	11,000,000	12,497,870
Fairview Health Services, Series A, Pre-Refunded, 6.75%, 11/15/32.	6,250,000	7,118,750
St. Cloud Health Care Revenue, CentraCare Health, Refunding, Series A, 5.00%, 5/01/46	5,000,000	6,067,700
		25,684,320

|13

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Mississippi 0.4%
Mississippi Business Finance Corp. PCR, System Energy Resource Inc. Project, Refunding, 5.875%,
4/01/22	$27,930,000	$28,283,035
Mississippi Development Bank Special Obligation Revenue,
City of Jackson Capital City Convention Center Project, Refunding, Series A, 5.00%, 3/01/36	10,000,000	12,983,000
City of Jackson Water and Sewer System Project, AGMC Insured, 6.875%, 12/01/40	3,400,000	4,508,060
		45,774,095
Missouri 0.4%
Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
Mercy Health, Series F, 5.00%, 11/15/45	25,000,000	29,649,250
St. Luke’s Health System, Series B, AGMC Insured, Pre-Refunded, 5.50%, 11/15/35	15,000,000	16,642,350
		46,291,600
Nebraska 1.5%
Adams County School District No. 018 GO, Hastings Public Schools, AGMC Insured, Pre-Refunded,
5.00%, 12/15/31.	5,795,000	5,891,255
Lancaster County Correctional Facility Joint Public Agency GO, Building, 5.00%, 12/01/28	5,000,000	5,515,100
Madison County Hospital Authority No. 001 Hospital Revenue, Faith Regional Health Services Project,
Series A-1, 6.00%, 7/01/33	12,000,000	13,095,360
Municipal Energy Agency of Nebraska Power Supply System Revenue, Refunding, Series A, BHAC
Insured, 5.375%, 4/01/39	5,000,000	5,547,800
Omaha Convention Hotel Corp. Revenue, Convention Center, first tier, Refunding, AMBAC Insured,
5.00%, 2/01/35.	30,000,000	30,569,400
Omaha Public Facilities Corp. Lease Revenue, Baseball Stadium Project, Pre-Refunded, 5.00%,
6/01/36	9,000,000	10,092,420
Omaha Public Power District Electric System Revenue, Series C, 5.00%, 2/01/39	23,305,000	26,749,945
Omaha Public Power District Separate Electric System Revenue,
Nebraska City 2, Refunding, Series A, 5.00%, 2/01/49	10,000,000	11,961,200
Nebraska City 2, Series A, 5.25%, 2/01/42.	10,000,000	12,195,500
Public Power Generation Agency Revenue,
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/37	5,000,000	6,091,200
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/40	1,250,000	1,514,250
Whelan Energy Center Unit 2, Refunding, Series A, 5.00%, 1/01/41	3,690,000	4,466,487
University of Nebraska Revenue,
Lincoln Student Fees and Facilities, 5.00%, 7/01/37	5,000,000	5,841,000
Lincoln Student Fees and Facilities, 5.00%, 7/01/42	7,500,000	8,698,425
Lincoln Student Fees and Facilities, Series A, Pre-Refunded, 5.25%, 7/01/34	5,000,000	5,553,150
Omaha Student Facilities Project, Pre-Refunded, 5.00%, 5/15/32	5,000,000	5,176,050
University of Nebraska Omaha Health and Recreation Project, Pre-Refunded, 5.00%, 5/15/38	5,000,000	5,392,400
		164,350,942
Nevada 0.2%
Clark County School District GO, Refunding, Series A, NATL Insured, 5.00%, 6/15/24	15,000,000	16,014,450
Nevada State GO, Municipal Bond Bank Project No. 40-41, Series A, ETM, 6.375%, 12/01/17	3,145,000	3,157,360
		19,171,810
New Hampshire 0.3%
Nashua Housing Authority MFR, Clocktower Project, Refunding, GNMA Secured, 6.25%, 6/20/33.	4,544,000	4,563,494
New Hampshire Municipal Bond Bank Revenue, Series B, 5.00%, 8/15/39	11,250,000	12,894,750
New Hampshire State Business Finance Authority Revenue, Elliot Hospital Obligated Group, Series A,
6.125%, 10/01/39	5,000,000	5,618,750

|14

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New Hampshire (continued)
New Hampshire State Health and Education Facilities Authority Revenue,
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/26	$1,000,000	$1,002,970
The Memorial Hospital Issue, Refunding, 5.25%, 6/01/36	1,100,000	1,102,706
University System of New Hampshire Issue, Refunding, 5.00%, 7/01/45	10,350,000	12,451,153
		37,633,823
New Jersey 3.0%
Bayonne GO, General Improvement, Pre-Refunded, 5.75%, 7/01/35	9,000,000	10,301,760
New Jersey EDA Revenue,
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/29	10,000,000	10,103,600
Motor Vehicle Surcharges, Series A, NATL Insured, 5.00%, 7/01/34	5,000,000	5,051,800
School Facilities, Series U, Pre-Refunded, 5.00%, 9/01/37	14,285,000	14,971,823
School Facilities Construction, Refunding, Series NN, 5.00%, 3/01/31.	14,775,000	16,424,185
School Facilities Construction, Series NN, 5.00%, 3/01/28	22,000,000	24,497,220
New Jersey Health Care Facilities Financing Authority State Contract Revenue, Hospital Asset
Transformation Program, Series A, 5.25%, 10/01/38.	10,000,000	10,646,500
New Jersey State COP,
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/25	20,305,000	21,822,393
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/26	8,000,000	8,584,000
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/27	4,000,000	4,289,720
Equipment Lease Purchase Agreement, Series A, 5.25%, 6/15/28	2,000,000	2,143,140
New Jersey State Housing and Mortgage Finance Agency Revenue, Series AA, 6.375%, 10/01/28	1,320,000	1,352,947
New Jersey State Transportation Trust Fund Authority Revenue,
Transportation Program, Series AA, 5.00%, 6/15/38	25,000,000	27,486,000
Transportation Program, Series AA, 5.00%, 6/15/45	15,000,000	16,641,450
Transportation System, Series A, 6.00%, 12/15/38	39,505,000	43,974,991
Transportation System, Series A, AMBAC Insured, 5.00%, 12/15/32	9,705,000	10,157,253
Transportation System, Series A, Pre-Refunded, 6.00%, 12/15/38	20,495,000	23,086,593
Transportation System, Series B, 5.25%, 6/15/36	10,000,000	11,131,200
Transportation System, Series C, 5.25%, 6/15/32	25,000,000	28,814,250
Transportation System, Series D, 5.25%, 12/15/23	15,000,000	17,561,100
New Jersey State Turnpike Authority Turnpike Revenue,
Growth and Income Securities, Series B, AMBAC Insured, Pre-Refunded, 5.15%, 1/01/35	10,000,000	10,192,400
Series E, 5.25%, 1/01/40	13,925,000	15,334,767
		334,569,092
New Mexico 0.1%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, Presbyterian Healthcare
Services Obligated Group, Refunding, 5.00%, 8/01/44	10,000,000	11,984,800
New York 8.1%
Long Island Power Authority Electric System Revenue, General, Series A, Pre-Refunded, 6.00%,
5/01/33	12,500,000	14,290,250
MTA Dedicated Tax Fund Revenue,
Series B, 5.00%, 11/15/34	15,000,000	16,953,900
Series B, Pre-Refunded, 5.25%, 11/15/28	6,000,000	6,901,440
Series B, Pre-Refunded, 5.25%, 11/15/29	4,000,000	4,600,960
Series B, Pre-Refunded, 5.25%, 11/15/30	3,000,000	3,450,720
MTA Revenue,
Transportation, Refunding, Series D, 5.25%, 11/15/40	15,000,000	17,467,200
Transportation, Series A, 5.00%, 11/15/38	11,800,000	13,993,620
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	25,000,000	26,434,322
Transportation, Series C, 6.50%, 11/15/28	3,690,000	4,170,290
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	11,310,000	12,812,534

|15

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue, (continued)
Transportation, Series D, 5.00%, 11/15/34	$10,000,000	$11,495,900
Transportation, Series D, 5.00%, 11/15/36	9,500,000	11,140,460
Transportation, Series D, Sub Series D-1, 5.00%, 11/15/39	15,000,000	18,038,250
Transportation, Sub Series A-1, 5.00%, 11/15/40	30,000,000	35,162,100
New York City GO,
Fiscal 2002, Series D, 5.50%, 6/01/24	180,000	180,657
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/23.	24,620,000	27,681,251
Series E, Sub Series E-1, 6.25%, 10/15/28	480,000	538,954
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,520,000	10,689,246
Series F, 5.25%, 1/15/23	5,000	5,017
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2009, Series A, 5.75%, 6/15/40	4,580,000	5,015,329
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,420,000	1,556,931
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	10,000,000	10,376,100
Second General Resolution, Fiscal 2009, Refunding, Series EE, 5.25%, 6/15/40	64,970,000	73,087,352
Second General Resolution, Fiscal 2009, Refunding, Series FF-2, 5.50%, 6/15/40	15,000,000	16,993,950
Second General Resolution, Fiscal 2012, Refunding, Series AA, 5.00%, 6/15/34	10,000,000	11,822,200
Second General Resolution, Fiscal 2013, Refunding, Series DD, 5.00%, 6/15/35	30,705,000	37,333,902
Second General Resolution, Fiscal 2014, Refunding, Series BB, 5.00%, 6/15/46	15,000,000	17,937,300
Second General Resolution, Fiscal 2015, Refunding, Series FF, 5.00%, 6/15/39.	10,000,000	12,244,100
Second General Resolution, Fiscal 2015, Refunding, Series HH, 5.00%, 6/15/39	15,000,000	18,366,150
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2009, Series S-2, 6.00%, 7/15/38	20,000,000	22,012,200
Fiscal 2009, Series S-3, 5.25%, 1/15/34	10,170,000	11,250,054
Fiscal 2009, Series S-4, 5.50%, 1/15/34	12,890,000	14,380,213
Fiscal 2011, Series S-2, Sub Series S-2A, 5.00%, 7/15/40.	35,000,000	40,877,550
Fiscal 2012, Series S-1, Sub Series S-1A, 5.25%, 7/15/37.	5,300,000	6,280,871
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2011, sub. bond, Series C, 5.00%, 11/01/39	15,000,000	17,217,450
Future Tax Secured, Fiscal 2014, sub. bond, Series A, Sub Series A-1, 5.00%, 11/01/34	15,000,000	18,394,500
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	25,000,000	30,174,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 1, Refunding, 5.625%,
1/15/46	25,000,000	28,892,750
Seven World Trade Center Project, Refunding, 5.00%, 9/15/43.	6,500,000	7,475,065
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	40,000,000	54,311,200
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	24,995,000	34,682,562
New York State Dormitory Authority Lease Revenues, State University Dormitory Facilities, Series A,
5.00%, 7/01/41.	10,000,000	11,568,800
New York State Dormitory Authority Revenues, State Supported Debt, Upstate Community Colleges,
Series C, 6.00%, 7/01/31.	23,215,000	26,169,341
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Series A, 5.00%, 2/15/36	15,000,000	17,997,150
Group C, Series B, 5.00%, 2/15/40	20,000,000	24,231,200
New York State HFAR, Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%,
11/01/20	80,000	80,338
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien,
Series A, 5.25%, 1/01/56.	10,000,000	12,331,000
New York State Urban Development Corp. Revenue,
State Personal Income Tax, General Purpose, Series A, 5.00%, 3/15/31	10,000,000	11,731,000
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	5,000,000	5,526,200

|16

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred Seventy-Ninth
Series, 5.00%, 12/01/38	$20,000,000	$24,298,200
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Series A, 5.25%, 11/15/38	25,000,000	26,914,500
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	7,500,000	8,266,125
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	15,000,000	18,268,800
		914,071,954
North Carolina 2.0%
Charlotte COP, Cultural Arts Facilities, Refunding, Series E, 5.00%, 6/01/34	13,000,000	14,396,070
North Carolina Eastern Municipal Power Agency Power System Revenue,
Series A, Pre-Refunded, 5.50%, 1/01/26	4,500,000	5,018,940
Series B, ETM, 6.00%, 1/01/22.	1,250,000	1,573,887
Series B, ETM, 6.25%, 1/01/23.	39,030,000	51,128,910
North Carolina State Capital Improvement Limited Obligation Revenue,
Series A, 5.00%, 5/01/23	20,000,000	23,020,400
Series A, 5.00%, 5/01/26	20,000,000	22,956,600
Series A, Pre-Refunded, 5.00%, 5/01/24	5,500,000	6,149,660
Series A, Pre-Refunded, 5.00%, 5/01/25	5,750,000	6,429,190
Series A, Pre-Refunded, 5.00%, 5/01/27	4,500,000	5,031,540
Series A, Pre-Refunded, 5.00%, 5/01/28	4,250,000	4,752,010
North Carolina Turnpike Authority Triangle Expressway System Revenue,
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/33	25,000,000	15,139,000
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/34	15,000,000	8,734,650
Capital Appreciation, Series B, Assured Guaranty, zero cpn., 1/01/35	15,215,000	8,496,056
Series A, Assured Guaranty, 5.50%, 1/01/29	6,750,000	7,451,325
Series A, Assured Guaranty, 5.75%, 1/01/39	10,380,000	11,491,179
Raleigh Combined Enterprise System Revenue, 5.00%, 3/01/40	7,915,000	9,094,493
Wake County GO, Refunding, Series C, 5.00%, 3/01/25	21,780,000	28,280,241
		229,144,151
North Dakota 0.3%
Grand Forks Health Care System Revenue,
Altru Health System Obligated Group, Assured Guaranty, 5.00%, 12/01/26	8,385,000	8,953,755
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/20.	8,870,000	9,432,801
Altru Health System Obligated Group, Refunding, 5.50%, 12/01/24.	13,945,000	14,851,007
		33,237,563
Ohio 3.1%
Akron Income Tax Revenue, Community Learning Centers, Refunding, Series A, 5.00%, 12/01/29	10,000,000	11,989,200
American Municipal Power Inc. Revenue, Greenup Hydroelectric Project, Series A, 5.00%, 2/15/46	13,150,000	15,873,628
American Municipal Power-Ohio Inc. Revenue,
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/38.	1,215,000	1,282,068
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/39.	5,000,000	5,894,750
Prairie State Energy Campus Project, Refunding, Series A, 5.00%, 2/15/42.	2,500,000	2,939,850
Prairie State Energy Campus Project, Series A, Pre-Refunded, 5.00%, 2/15/38	21,285,000	22,708,966
Bowling Green Student Housing Revenue, CFP I LLC, State University Project, 6.00%, 6/01/45	6,750,000	7,316,527
Buckeye Tobacco Settlement Financing Authority Revenue,
Tobacco Settlement, Senior, Capital Appreciation, Turbo Term, Series A-3, 6.25%, 6/01/37	15,000,000	15,306,000
Tobacco Settlement, Senior Current Interest Turbo Term, Series A-2, 5.75%, 6/01/34	10,000,000	9,878,400
Cleveland-Cuyahoga County Port Authority Development Lease Revenue, Administrative Headquarters
Project, 5.00%, 7/01/37	6,000,000	8,060,100
Franklin County Hospital Facilities Revenue, OhioHealth Corp., 5.00%, 5/15/40	10,000,000	11,995,100

|17

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Ohio (continued)
Hamilton County Sewer System Revenue, The Metropolitan Sewer District of Greater Cincinnati,
Improvement and Refunding, Series A, 5.00%, 12/01/38	$12,000,000	$14,514,960
JobsOhio Beverage System Statewide Liquor Profits Revenue, senior lien, Series A, 5.00%, 1/01/38	21,060,000	24,663,787
Kent State University Revenues, General Receipts, Series A, 5.00%, 5/01/37	10,500,000	12,219,690
Little Miami Local School District GO, School Improvement, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	4,000,000	4,059,400
Maple Heights City School District GO, School Facilities Improvement, Pre-Refunded, 5.00%, 1/15/37	29,370,000	29,965,993
Marysville Wastewater Treatment System Revenue,
Refunding, XLCA Insured, 5.00%, 12/01/31	2,255,000	2,285,600
Refunding, XLCA Insured, 5.00%, 12/01/36	3,000,000	3,038,310
XLCA Insured, Pre-Refunded, 5.00%, 12/01/31	5,745,000	5,829,337
XLCA Insured, Pre-Refunded, 5.00%, 12/01/36	10,725,000	10,882,443
Ohio State Air Quality Development Authority Revenue,
Environmental Improvement, Buckeye Power Inc. Project, 6.00%, 12/01/40	15,000,000	17,908,200
Pollution Control, FirstEnergy Generation Corp. Project, Refunding, Series C, 5.625%, 6/01/18	8,500,000	8,859,635
Ohio State GO,
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	3,765,000	4,046,246
Infrastructure Improvement, Series A, Pre-Refunded, 5.375%, 9/01/28	6,235,000	6,705,930
Ohio State Turnpike and Infrastructure Commission Revenue, Infrastructure Projects, Capital
Appreciation, junior lien, Series A-3, zero cpn. to 2/14/23, 5.75% thereafter, 2/15/35.	35,000,000	34,952,400
Ohio State University Revenue, Special Purpose General Receipts, Series A, 5.00%, 6/01/38.	10,000,000	11,933,600
Scioto County Hospital Facilities Revenue, Southern Ohio Medical Center, Pre-Refunded, 5.75%,
2/15/38	17,000,000	18,345,210
Toledo Water System Revenue, Improvement and Refunding, 5.00%, 11/15/38	20,000,000	23,607,000
		347,062,330
Oregon 0.9%
Oregon Health and Science University Revenue, Series A, Pre-Refunded, 5.75%, 7/01/39	5,000,000	5,731,000
Oregon State Department of Transportation Highway User Tax Revenue, senior lien, Series A,
Pre-Refunded, 4.50%, 11/15/32	30,000,000	31,501,200
Port of Portland International Airport Revenue, Series Nineteen, Pre-Refunded, 5.50%, 7/01/38	25,000,000	27,329,250
Portland Sewer System Revenue, second lien, Series A, 5.00%, 3/01/35	11,540,000	13,040,777
University of Oregon General Revenue, Series A, 5.00%, 4/01/46	17,000,000	21,121,990
		98,724,217
Pennsylvania 2.8%
Centennial School District Bucks County GO, Series B, AGMC Insured, Pre-Refunded, 5.25%,
12/15/37	13,655,000	15,141,347
Coatesville Area School District GO, AGMC Insured, 5.00%, 8/01/24	6,420,000	6,687,842
Commonwealth Financing Authority Revenue,
Series A, 5.00%, 6/01/33	4,550,000	5,351,301
Series B, 5.00%, 6/01/42	5,400,000	6,216,210
Delaware Valley Regional Finance Authority Local Government Revenue, Series B, AMBAC Insured,
5.60%, 7/01/17.	5,000,000	5,225,400
Erie Water Authority Water Revenue, Refunding, 5.00%, 12/01/43	5,000,000	6,050,350
Northampton County General Purpose Authority Hospital Revenue, St. Luke’s Hospital Project, Series
A, Pre-Refunded, 5.375%, 8/15/28	5,000,000	5,482,850
Pennsylvania State Economic Development Financing Authority Water Facilities Revenue, Aqua
Pennsylvania Inc. Project, Series B, 5.00%, 12/01/43	20,000,000	22,832,000
Pennsylvania State Economic Development Financing Authority Water Facility Revenue, Pennsylvania-
American Water Co. Project, 6.20%, 4/01/39	12,500,000	14,044,125

|18

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Pennsylvania (continued)
Pennsylvania State Turnpike Commission Turnpike Revenue,
Capital Appreciation, Subordinate, Series C, AGMC Insured, zero cpn. to 6/01/16, 6.25%
thereafter, 6/01/33	$5,000,000	$6,733,450
Motor License Fund-Enhanced, Subordinate, Series A, 5.00%, 12/01/37	3,000,000	3,477,270
Motor License Fund-Enhanced, Subordinate, Series A, Sub Series A-1, 5.00%, 12/01/38	20,000,000	22,242,800
Series A-1, 5.00%, 12/01/46	35,000,000	41,773,200
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.00%, 6/01/28.	5,000,000	5,491,950
Series C, Sub Series C-1, Assured Guaranty, Pre-Refunded, 6.25%, 6/01/38.	15,000,000	16,543,950
sub. bond, Series B, Pre-Refunded, 5.75%, 6/01/39	20,000,000	22,847,200
Philadelphia GO, Refunding, Series A, Assured Guaranty, 5.00%, 8/01/24	11,000,000	12,263,680
Philadelphia Hospitals and Higher Educational Facilities Authority Revenue,
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.30%,
1/01/18	370,000	371,291
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.35%,
1/01/23	4,600,000	4,617,342
Mortgage, North Philadelphia Health Systems, Refunding, Series A, FHA Insured, 5.375%,
1/01/28	3,700,000	3,708,251
Philadelphia Municipal Authority Lease Revenue, 6.375%, 4/01/29	4,500,000	5,105,475
Philadelphia School District GO,
2014, Series E, Pre-Refunded, 6.00%, 9/01/38.	15,000	16,653
Series E, 6.00%, 9/01/38	24,645,000	25,975,091
Series E, Pre-Refunded, 6.00%, 9/01/38	340,000	377,478
Philadelphia Water and Wastewater Revenue,
Series A, 5.25%, 1/01/25	1,000,000	1,098,970
Series A, 5.00%, 1/01/26	5,000,000	5,461,450
Series A, 5.00%, 1/01/27	1,750,000	1,908,865
Series A, 5.25%, 1/01/32	5,000,000	5,479,800
Series A, 5.00%, 7/01/45	15,000,000	17,664,450
Pittsburgh and Allegheny County Sports and Exhibition Authority Hotel Room Regional Enterprise
Tower Revenue, Refunding, AGMC Insured, 5.00%, 2/01/35	18,000,000	20,381,400
[a] Westmoreland County Municipal Authority Revenue, Refunding, BAM Insured, 5.00%, 8/15/42	7,500,000	8,922,900
		319,494,341
Rhode Island 0.9%
Rhode Island Convention Center Authority Revenue, Refunding, Series A, Assured Guaranty, 5.50%,
5/15/27	17,300,000	19,497,619
[a] Rhode Island Health and Educational Building Corp. Revenue, Hospital Financing, Lifespan Obligation
Group, Refunding, 5.00%, 5/15/39	5,500,000	6,465,305
Rhode Island Housing and Mortgage Finance Corp. Revenue,
Homeownership Opportunity, Refunding, Series 15-A, 6.85%, 10/01/24	155,000	155,738
Homeownership Opportunity, Series 10-A, 6.50%, 10/01/22.	220,000	220,983
Homeownership Opportunity, Series 10-A, 6.50%, 4/01/27	130,000	130,588
Rhode Island State Health and Educational Building Corp. Higher Education Facilities Revenue, Brown
University Issue, Refunding, Series A, 5.00%, 9/01/39	9,000,000	10,015,830
Rhode Island State Health and Educational Building Corp. Higher Education Facility Revenue, New
England Institute of Technology Issue, Series A, 5.125%, 3/01/40	16,435,000	18,338,173
Rhode Island State Health and Educational Building Corp. Revenue,
Higher Education Facility, Board of Governors for Higher Education, University of Rhode Island,
Educational and General Issue, Refunding, Series G, AMBAC, 5.00%, 9/15/30	10,000,000	10,029,600
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%,
5/15/26	5,000,000	5,014,600
Hospital Financing, Lifespan Obligated Group Issue, Refunding, Series A, AGMC Insured, 5.00%,
5/15/32	12,440,000	12,473,339

|19

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Rhode Island (continued)
Rhode Island State Health and Educational Building Corp. Revenue, (continued)
Hospital Financing, Lifespan Obligated Group Issue, Series A, 7.00%, 5/15/39	$8,200,000	$9,228,198
Public Schools, Bond Financing Program, Town of East Greenwich Issue, Series A, 5.00%,
5/15/37	10,000,000	11,913,400
		103,483,373
South Carolina 1.6%
Greenville County School District Installment Purchase Revenue, Building Equity Sooner for Tomorrow,
Refunding, 5.00%, 12/01/28	7,500,000	7,607,550
Greenwood Fifty School Facilities Inc. Installment Purchase Revenue, Greenwood School District No.
50, South Carolina Project, Assured Guaranty, Pre-Refunded, 4.50%, 12/01/32	7,030,000	7,389,092
Piedmont Municipal Power Agency Electric Revenue, Series A-2, 5.00%, 1/01/24	10,000,000	10,485,300
SCAGO Educational Facilities Corp. for Beaufort School District Revenue, Installment Purchase,
School District of Beaufort County Project, Refunding, AGMC Insured, 5.00%, 12/01/31	5,340,000	5,412,304
SCAGO Educational Facilities Corp. for Chesterfield School District Revenue, Installment Purchase,
Chesterfield County School District Project, Assured Guaranty, Pre-Refunded, 5.00%, 12/01/29	7,500,000	7,611,375
SCAGO Educational Facilities Corp. for Colleton School District Revenue,
Installment Purchase, School District of Colleton County Project, Assured Guaranty, Pre-
Refunded, 5.00%, 12/01/25	3,340,000	3,389,599
Installment Purchase, School District of Colleton County Project, Assured Guaranty, Pre-
Refunded, 5.00%, 12/01/26	4,000,000	4,059,400
SCAGO Educational Facilities Corp. for Pickens School District Revenue,
Installment Purchase, School District of Pickens County Project, AGMC Insured, Pre-Refunded,
5.00%, 12/01/25	18,900,000	19,177,452
Installment Purchase, School District of Pickens County Project, AGMC Insured, Pre-Refunded,
5.00%, 12/01/31	10,000,000	10,146,800
South Carolina Jobs EDA Hospital Revenue,
AnMed Health Project, Refunding and Improvement, Series B, Assured Guaranty, 5.375%,
2/01/29	4,000,000	4,406,080
Palmetto Health, Refunding, Series A, AGMC Insured, 5.00%, 8/01/35	20,000,000	21,369,400
Palmetto Health, Refunding and Improvement, 5.75%, 8/01/39.	3,000,000	3,286,890
South Carolina State Public Service Authority Revenue,
Obligations, Refunding, Series C, 5.00%, 12/01/56	35,000,000	41,449,100
Refunding, Series B, 5.00%, 12/01/50	15,000,000	17,719,050
Series A, Pre-Refunded, 5.50%, 1/01/38	7,500,000	8,384,100
Series B, Pre-Refunded, 5.25%, 1/01/34	6,000,000	6,663,780
		178,557,272
South Dakota 0.4%
Huron School District No. 2-2 GO, 5.00%, 6/15/39	4,000,000	4,713,080
South Dakota State Health and Educational Facilities Authority Revenue,
Avera Health Issue, Series B, 5.50%, 7/01/35	3,000,000	3,248,910
Avera Health Issue, Series B, 5.25%, 7/01/38	5,000,000	5,351,850
Sanford Health, Pre-Refunded, 5.00%, 11/01/27	2,355,000	2,433,798
Sanford Health, Pre-Refunded, 5.00%, 11/01/40	12,945,000	13,378,140
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/38	3,475,000	4,177,089
Vocational Education Program, Refunding, Series A, 5.00%, 8/01/46	6,005,000	7,051,251
Vocational Education Program, Series A, 5.125%, 8/01/46	7,000,000	8,114,260
		48,468,378
Tennessee 0.2%
Knox County Health Educational and Housing Facility Board Revenue, University Health System Inc.,
Refunding, 5.25%, 4/01/27	17,500,000	17,983,875

|20

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas 12.7%
Alamo Regional Mobility Authority Revenue,
junior lien, 5.00%, 6/15/39	$6,235,000	$7,567,045
senior lien, 5.00%, 6/15/41.	3,500,000	4,241,475
senior lien, 5.00%, 6/15/46.	7,705,000	9,303,017
Allen ISD,
GO, Collin County, School Building, PSF Guarantee, 5.00%, 2/15/41	12,000,000	14,736,240
GO, Collin County, School Building, Series A, Pre-Refunded, 5.00%, 2/15/39.	11,575,000	12,828,804
Austin Community College District Public Facility Corp. Revenue,
Educational Facility Project, Round Rock Campus, Pre-Refunded, 5.25%, 8/01/33	8,675,000	9,466,247
Hays New Campus Project, 5.00%, 8/01/36	5,700,000	6,714,315
Austin Electric Utility System Revenue, Refunding, Series A, 5.00%, 11/15/45.	10,000,000	12,050,200
Austin ISD, GO, Travis County, Refunding, 5.00%, 8/01/33	10,000,000	10,811,000
Austin Water and Wastewater System Revenue,
Refunding, Series A, 5.00%, 11/15/38	20,000,000	23,704,000
Travis Williamson and Hays Counties, Refunding, 5.00%, 11/15/45.	12,465,000	15,453,608
Bexar County Hospital District GO, Certificates of Obligation, Combination Tax and Revenue, 5.00%,
2/15/38	10,000,000	10,597,200
Central Regional Mobility Authority Revenue, Refunding, 5.00%, 1/01/46	13,705,000	16,159,154
Central Texas Regional Mobility Authority Revenue,
senior lien, Pre-Refunded, 6.00%, 1/01/41	14,000,000	17,074,120
senior lien, Series A, 5.00%, 1/01/45.	5,000,000	5,896,600
Corpus Christi Utility System Revenue,
Improvement, junior lien, 5.00%, 7/15/38	6,000,000	7,068,720
Improvement, junior lien, 5.00%, 7/15/43	7,000,000	8,173,200
Improvement, junior lien, Series A, 5.00%, 7/15/40	13,200,000	15,925,668
Crowley ISD, GO, Tarrant and Johnson Counties, Unlimited Tax School Building, PSF Guarantee,
Pre-Refunded, 5.00%, 8/01/36	13,900,000	15,128,204
Dallas Area Rapid Transit Sales Tax Revenue, Refunding, Series A, 5.00%, 12/01/46	10,000,000	12,142,400
Dallas Civic Center Revenue, Refunding and Improvement, Assured Guaranty, 5.25%, 8/15/34	18,975,000	21,239,287
Dallas County Utility and Reclamation District GO, Refunding, Series A, AMBAC Insured, 5.375%,
2/15/29	28,325,000	29,019,529
Dallas Waterworks and Sewer System Revenue, Refunding, 5.00%, 10/01/35.	10,000,000	11,542,100
Dallas/Fort Worth International Airport Revenue,
Joint, Refunding, Series D, 5.25%, 11/01/32.	10,000,000	12,188,900
Joint Improvement, Series A, 5.00%, 11/01/42	25,000,000	28,796,000
Denton ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/15/38	15,710,000	16,410,980
Ector County ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/36	10,355,000	12,331,252
Forney ISD,
GO, Refunding, PSF Guarantee, 5.00%, 8/15/37	15,000,000	18,231,750
GO, School Building, Series A, PSF Guarantee, Pre-Refunded, 6.00%, 8/15/37	2,000,000	2,218,360
Goose Creek Consolidated ISD, GO, Schoolhouse, PSF Guarantee, 5.00%, 2/15/38	6,045,000	7,097,858
Grand Parkway Transportation Corp. System Toll Revenue, Capital Appreciation, Series B, zero cpn. to
9/30/23, 5.80% thereafter, 10/01/45	10,000,000	8,957,400
Harris County Cultural Education Facilities Finance Corp. Revenue,
Houston Methodist Hospital, 5.00%, 12/01/45	30,000,000	35,988,600
Memorial Hermann Health System, 5.00%, 7/01/45	15,000,000	18,069,000
Harris County Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare
System, Series B, Pre-Refunded, 7.25%, 12/01/35	13,500,000	15,551,595
Harris County Hospital District Revenue, senior lien, Refunding, Series A, NATL Insured, 5.125%,
2/15/32	10,215,000	10,435,746
Harris County MTA Revenue, Sales and Use Tax, Contractual Obligations, Series B, Pre-Refunded,
5.00%, 11/01/33.	10,000,000	11,376,900
Harris County Revenue, senior lien, Refunding, Series A, 5.00%, 8/15/47	16,000,000	19,593,760

|21

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Hays County GO, Road, 5.00%, 2/15/36	$6,960,000	$7,851,785
Hidalgo County Regional Mobility Authority Vehicle Registration Revenue,
senior lien, Refunding, 5.25%, 12/01/38.	5,000,000	6,106,150
senior lien, Refunding, 5.00%, 12/01/43.	5,000,000	5,920,250
Houston Airport System Revenue,
Refunding, second lien, Series A, 5.50%, 7/01/34	5,000,000	5,441,750
Refunding, second lien, Series A, 5.50%, 7/01/39	30,850,000	33,483,356
Houston Utility System Revenue, Combined, first lien, Refunding, Series D, 5.00%, 11/15/36	10,000,000	11,765,600
Hutto ISD, GO, Refunding, Series A, PSF Guarantee, 5.00%, 8/01/39	10,000,000	12,055,400
Keller ISD, GO, School Building, Pre-Refunded, 5.50%, 2/15/35	10,000,000	11,222,000
Laredo Waterworks Sewer System Revenue,
5.25%, 3/01/40	16,535,000	18,662,228
AGMC Insured, 5.00%, 3/01/41	2,500,000	2,841,750
Lower Colorado River Authority Transmission Contract Revenue,
LCRA Transmission Services Corp. Project, Refunding, 5.50%, 5/15/36	15,310,000	17,097,596
LCRA Transmission Services Corp. Project, Refunding, Series A, 5.00%, 5/15/36	10,000,000	11,713,900
Lubbock-Cooper ISD, GO, Refunding, PSF Guarantee, 5.00%, 2/15/41	12,500,000	15,187,750
Lufkin Health Facilities Development Corp. Revenue, Memorial Health System of East Texas,
Pre-Refunded, 6.25%, 2/15/37	5,000,000	5,698,300
Manor ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%, 8/01/37	8,175,000	8,175,000
Matagorda County Hospital District Revenue, FHA Insured, 5.00%, 2/15/35	10,000,000	10,598,900
New Hope Cultural Education Facilities Finance Corp. Revenue, Texas A&M University Project, Series
A-1, 5.00%, 4/01/46	6,000,000	7,251,540
New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue,
Collegiate Housing Corpus Christi II, Texas A&M University Corpus Christi Project, Series A,
5.00%, 4/01/48	1,250,000	1,418,975
NCCD-College Station Properties LLC, Texas A&M University Project, Series A, 5.00%, 7/01/47	10,000,000	11,344,200
North East Regional Mobility Authority Revenue, senior lien, 5.00%, 1/01/46.	6,000,000	7,096,200
North Fort Bend Water Authority Water System Revenue, Assured Guaranty, 5.25%, 12/15/34	20,000,000	22,678,800
North Harris County Regional Water Authority Revenue,
[a] senior lien, 5.00%, 12/15/46	18,685,000	22,640,241
senior lien, Pre-Refunded, 5.25%, 12/15/33	27,000,000	29,663,550
senior lien, Pre-Refunded, 5.50%, 12/15/38	25,000,000	27,550,000
[a] senior lien, Refunding, 4.00%, 12/15/41.	26,000,000	28,628,600
North Texas Tollway Authority Revenue,
first tier, Series A, 6.25%, 1/01/39	2,270,000	2,542,763
first tier, Series A, Pre-Refunded, 6.25%, 1/01/39	10,230,000	11,592,943
Refunding, Series A, 5.00%, 1/01/39	10,000,000	12,066,100
Special Projects System, Capital Appreciation, first tier, Refunding, Series I, 6.50%, 1/01/43	25,000,000	33,738,250
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/37	7,500,000	3,290,925
Special Projects System, Capital Appreciation, Series B, zero cpn., 9/01/43	7,500,000	2,088,150
Special Projects System, Capital Appreciation, Series C, zero cpn. to 9/01/21, 6.75% thereafter,
9/01/45	25,000,000	29,742,000
System, first tier, Refunding, Series A, 5.75%, 1/01/40	4,825,000	5,159,421
System, first tier, Series A, Pre-Refunded, 5.75%, 1/01/40	30,175,000	32,355,144
System, first tier, Series K, Sub Series K-2, Pre-Refunded, 6.00%, 1/01/38	15,000,000	16,908,900
System, second tier, Refunding, Series A, 5.00%, 1/01/35	10,000,000	11,919,100
System, second tier, Refunding, Series A, 5.00%, 1/01/38	10,000,000	11,877,300
System, second tier, Series F, Pre-Refunded, 5.75%, 1/01/38	30,000,000	32,167,500
Port of Houston Authority Harris County GO, Refunding, Series A, 5.625%, 10/01/38	14,000,000	15,496,600
Red River Education Financing Corp. Higher Education Revenue, St. Edwards University Project,
Refunding, 5.00%, 6/01/46	2,250,000	2,696,153

|22

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Texas (continued)
Rio Grande City Consolidated ISD, GO, School Building, PSF Guarantee, Pre-Refunded, 5.00%,
8/15/37	$10,510,000	$10,526,185
Rockwall ISD, GO, School Building, PSF Guarantee, 5.00%, 2/15/46	15,000,000	18,160,500
San Antonio Electric and Gas Systems Revenue, junior lien, 5.00%, 2/01/38.	10,000,000	11,892,300
San Antonio Public Facilities Corp. Lease Revenue, Refunding and Improvement, Convention Center
Refinancing and Expansion Project, 4.00%, 9/15/42	36,500,000	39,307,580
San Jacinto River Authority Special Project Revenue,
Group Project, AGMC Insured, 5.00%, 10/01/32	5,000,000	5,562,800
Group Project, AGMC Insured, 5.00%, 10/01/37	3,000,000	3,322,920
Southwest Higher Education Authority Revenue, Southern Methodist University Project, Series A,
5.00%, 10/01/38.	24,380,000	29,326,702
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue,
Cook Children’s Medical Center, Refunding, Series A, 5.25%, 12/01/39	10,000,000	11,948,800
Hendrick Medical Center Obligation Group, Refunding, 5.50%, 9/01/43	5,350,000	6,305,349
Tarrant County Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series
A, 5.00%, 11/15/52	5,000,000	5,829,900
Tarrant County Health Facilities Development Corp. Health System Revenue, Harris Methodist Health
System, FGIC Insured, ETM, 6.00%, 9/01/24.	3,705,000	4,436,886
Tarrant Regional Water District Water Revenue, Refunding and Improvement, 5.00%, 3/01/37	10,000,000	11,824,800
Texas City IDC Marine Terminal Revenue, ARCO Pipe Line Co. Project, Refunding, 7.375%, 10/01/20	500,000	618,965
Texas State GO,
Transportation Commission, Highway Improvement, 5.00%, 4/01/39	40,000,000	48,231,200
Transportation Commission, Mobility Fund, Refunding, Series A, 5.00%, 10/01/39	30,000,000	36,543,300
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	3,060,000	3,150,117
Transportation Commission, Mobility Fund, Series A, Pre-Refunded, 5.00%, 4/01/33	6,940,000	7,149,102
Water Financial Assistance, Refunding, Series C-1, 5.00%, 8/01/34	7,000,000	7,823,970
Texas State Municipal Power Agency Revenue, Transmission, sub. lien, Refunding, 5.00%, 9/01/40	15,250,000	17,211,455
Texas State Transportation Commission Turnpike System Revenue,
first tier, Refunding, Series B, 5.00%, 8/15/37	10,000,000	11,897,400
second tier, Refunding, Series C, 5.00%, 8/15/42	35,000,000	40,778,500
Tyler Health Facilities Development Corp. Hospital Revenue, East Texas Medical Center Regional
Healthcare System Project, Refunding and Improvement, Series A, 5.25%, 11/01/32	6,250,000	6,441,937
Ysleta ISD, GO, School Building, PSF Guarantee, 5.00%, 8/15/45	15,000,000	18,300,000
		1,436,415,972
Utah 1.1%
Jordan Valley Water Conservancy District Water Revenue, Series B, 5.00%, 10/01/41	15,000,000	17,303,400
St. George Electric Revenue,
AGMC Insured, Pre-Refunded, 5.00%, 6/01/33	5,000,000	5,401,200
AGMC Insured, Pre-Refunded, 5.00%, 6/01/38	5,000,000	5,401,200
State Board of Regents University of Utah Revenue, General, Refunding, Series A, 5.00%, 8/01/43	21,975,000	26,210,681
Uintah County Municipal Building Authority Lease Revenue, Pre-Refunded, 5.50%, 6/01/37	5,000,000	5,451,350
Utah Associated Municipal Power Systems Revenue, Central St. George Project, Pre-Refunded,
5.25%, 12/01/27.	9,735,000	11,185,905
Utah State Transit Authority Sales Tax Revenue,
Series A, AGMC Insured, Pre-Refunded, 5.00%, 6/15/36.	33,000,000	35,736,030
Series A, Pre-Refunded, 5.25%, 6/15/38	13,185,000	14,339,347
Weber Basin Water Conservancy District Water Revenue, Series B, 5.00%, 4/01/39	7,180,000	8,346,606
		129,375,719

|23

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
Vermont 0.5%
Vermont Educational and Health Buildings Financing Agency Revenue,
Hospital, Fletcher Allen Health Care Project, Series A, Pre-Refunded, 4.75%, 12/01/36	$5,000,000	$5,070,150
Hospital, Fletcher Allen Health Care Project, Series B, AGMC Insured, Pre-Refunded, 5.00%,
12/01/34	5,500,000	5,941,320
Middlebury College Project, Refunding, 5.00%, 11/01/38	10,000,000	11,191,900
Middlebury College Project, Refunding, 5.00%, 11/01/40	26,565,000	30,432,864
The University of Vermont Medical Center Project, Refunding, Series A, 5.00%, 12/01/36	5,000,000	6,015,400
		58,651,634
Virginia 0.2%
Fairfax County EDA Facility Revenue, Community Services Facilities Project, Series A, 4.50%, 3/01/37 .	11,130,000	12,475,951
Virginia State Resources Authority Infrastructure Revenue, Virginia Pooled Financing Program, Series
A, 5.00%, 11/01/39	12,355,000	14,857,876
		27,333,827
Washington 2.8%
Central Puget Sound Regional Transportation Authority Sales and Use Tax Revenue, Series A,
Pre-Refunded, 5.00%, 11/01/34	11,405,000	12,029,082
FYI Properties Lease Revenue,
Washington State District Project, 5.50%, 6/01/34	11,935,000	13,442,868
Washington State District Project, 5.50%, 6/01/39	16,250,000	18,230,225
King County GO, Sewer Revenues, Pre-Refunded, 5.125%, 1/01/33	10,000,000	11,089,200
King County Public Hospital District No. 1 GO, Series B, 5.25%, 12/01/37.	5,000,000	5,365,850
King County Sewer Revenue, Pre-Refunded, 5.00%, 1/01/32	7,085,000	8,213,640
NJB Properties Lease Revenue,
King County Washington Project, Series A, 5.00%, 12/01/36	5,000	5,066
King County Washington Project, Series A, Pre-Refunded, 5.00%, 12/01/36	9,995,000	10,143,426
Washington State GO,
Motor Vehicle Fuel Tax, Senior 520 Corridor Program Toll, Series C, 5.00%, 6/01/33	5,000,000	5,865,450
Various Purpose, Series A, Pre-Refunded, 5.00%, 7/01/33	44,300,000	48,007,024
Washington State Health Care Facilities Authority Revenue,
Central Washington Health Services Assn., Pre-Refunded, 6.75%, 7/01/29	5,000,000	5,867,000
Fred Hutchinson Cancer Research Center, Series A, Pre-Refunded, 6.00%, 1/01/33	7,500,000	8,650,500
MultiCare Health System, Series B, AGMC Insured, 5.00%, 8/15/41	9,170,000	9,800,804
MultiCare Health System, Series B, AGMC Insured, Pre-Refunded, 5.00%, 8/15/34	17,550,000	19,111,950
MultiCare Health System, Series B, Assured Guaranty, Pre-Refunded, 6.00%, 8/15/39	1,500,000	1,736,715
Providence Health and Services, Refunding, Series A, 5.00%, 10/01/42	10,175,000	11,684,563
Providence Health and Services, Refunding, Series A, NATL Insured, 5.00%, 10/01/36	9,750,000	9,817,275
Providence Health and Services, Refunding, Series C, AGMC Insured, 5.25%, 10/01/33	10,000,000	10,852,000
Providence Health and Services, Refunding, Series D, 5.00%, 10/01/41	10,000,000	11,843,000
Providence Health and Services, Series A, FGIC Insured, Pre-Refunded, 5.00%, 10/01/36	250,000	251,845
Seattle Children’s Hospital, Refunding, Series B, 5.00%, 10/01/38	30,000,000	36,248,700
Virginia Mason Medical Center, Series B, ACA Insured, 6.00%, 8/15/37	30,000,000	31,315,500
Virginia Mason Medical Center, Series C, Assured Guaranty, 5.50%, 8/15/36	16,000,000	16,677,280
Washington State Higher Education Facilities Authority Revenue,
Whitworth University Project, Refunding, 5.375%, 10/01/29	3,000,000	3,391,320
Whitworth University Project, Refunding, 5.875%, 10/01/34	6,000,000	6,865,380
		316,505,663
West Virginia 0.6%
County Commission of Harrison County Solid Waste Disposal Revenue, Allegheny Energy Supply Co.
LLC Harrison Station Project, Refunding, Series D, 5.50%, 10/15/37	9,000,000	9,231,660
Pleasants County PCR, County Commission, Series F, 5.25%, 10/15/37	14,000,000	14,403,060
West Virginia EDA Lottery Revenue, Series A, 5.00%, 6/15/35	9,415,000	10,728,204

|24

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
West Virginia (continued)
West Virginia State GO, Series A, NATL Insured, Pre-Refunded, 5.20%, 11/01/26	$10,000,000	$11,218,800
West Virginia State University Revenues, West Virginia University Projects, Series A, 5.00%, 10/01/44 .	21,800,000	25,995,410
		71,577,134
Wisconsin 0.7%
Monroe RDAR, Monroe Clinic Inc., Pre-Refunded, 6.00%, 2/15/39.	11,790,000	13,169,548
Wisconsin State General Fund Annual Appropriation Revenue, Series A, 6.00%, 5/01/33	25,290,000	28,793,171
Wisconsin State Health and Educational Facilities Authority Revenue,
Marquette University, Refunding, Series B-1, 5.00%, 10/01/30	3,880,000	4,362,633
Marquette University, Refunding, Series B-2, 5.00%, 10/01/30	2,540,000	2,855,951
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/30	2,985,000	3,407,616
Marquette University, Series B-1, Pre-Refunded, 5.00%, 10/01/33	1,500,000	1,712,370
Marquette University, Series B-2, Pre-Refunded, 5.00%, 10/01/30	930,000	1,061,670
Marquette University, Series B-3, 5.00%, 10/01/30	1,570,000	1,765,292
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/30	580,000	662,116
Marquette University, Series B-3, Pre-Refunded, 5.00%, 10/01/33	1,750,000	1,997,765
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/31	1,500,000	1,613,895
Ministry Health Care Inc., AGMC Insured, Pre-Refunded, 5.00%, 8/01/34	8,000,000	8,607,440
Thedacare Inc., Series A, 5.50%, 12/15/38	5,000,000	5,693,000
		75,702,467
Wyoming 0.1%
Campbell County Solid Waste Facilities Revenue, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series A, 5.75%, 7/15/39.	5,500,000	6,218,025
U.S. Territories 1.3%
Puerto Rico 1.3%
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series A, 5.00%, 7/01/42	18,925,000	12,727,063
Series XX, 5.25%, 7/01/40	15,000,000	10,087,500
[b] Puerto Rico PBA Guaranteed Revenue,
Government Facilities, Refunding, Series D, 5.25%, 7/01/27	3,265,000	1,942,675
Government Facilities, Refunding, Series N, 5.00%, 7/01/37	20,000,000	11,900,000
[b] Puerto Rico Public Finance Corp. Revenue, Commonwealth Appropriation, Refunding, Series B,
5.50%, 8/01/31.	21,000,000	2,572,500
Puerto Rico Sales Tax FICO Sales Tax Revenue,
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/16, 6.75% thereafter, 8/01/32	25,000,000	12,984,500
Capital Appreciation, first subordinate, Series A, zero cpn. to 8/01/19, 6.25% thereafter, 8/01/33	36,500,000	12,502,345
first subordinate, Series A, 5.50%, 8/01/42.	40,000,000	20,000,000
first subordinate, Series A, 6.00%, 8/01/42.	22,500,000	11,362,500
first subordinate, Series C, 5.50%, 8/01/40	50,000,000	25,000,000
Refunding, Senior Series C, 5.00%, 8/01/40.	27,825,000	19,630,537
Senior Series C, 5.25%, 8/01/40	7,150,000	5,044,325
		145,753,945
U.S. Virgin Islands 0.0%†
Virgin Islands PFAR, Virgin Islands Matching Fund Loan Note, Working Capital, sub. lien, Refunding,
Series B, 5.25%, 10/01/29	5,750,000	5,742,813
Total U.S. Territories		151,496,758
Total Municipal Bonds before Short Term Investments (Cost $9,885,753,149)
		10,916,755,747

|25

FRANKLIN FEDERAL TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Short Term Investments 3.1%
Municipal Bonds 3.1%
Georgia 1.0%
[c] Appling County Development Authority PCR,
Georgia Power Co. Plant Hatch Project, Daily VRDN and Put, 0.46%, 9/01/29	$3,750,000	$3,750,000
Georgia Power Co. Plant Hatch Project, Refunding, Daily VRDN and Put, 0.46%, 9/01/41	28,000,000	28,000,000
[c] Burke County Development Authority PCR,
Georgia Power Co. Plant Vogtle Project, First Series, Daily VRDN and Put, 0.46%, 5/01/22	5,000,000	5,000,000
Georgia Power Co. Plant Vogtle Project, Refunding, First Series, Daily VRDN and Put, 0.44%,
7/01/49	58,010,000	58,010,000
Georgia Power Co. Plant Vogtle Project, Second Series, Daily VRDN and Put, 0.46%, 10/01/32	20,700,000	20,700,000
		115,460,000
Massachusetts 0.8%
[c] Massachusetts State GO, Consolidated Loan, Refunding, Series A, Daily VRDN and Put, 0.36%,
3/01/26	84,035,000	84,035,000
New York 1.0%
[c] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Fiscal 2008, Series BB, Daily VRDN and Put, 0.35%, 6/15/33	8,200,000	8,200,000
Second General Resolution, Fiscal 2014, Refunding, Series AA-4, Daily VRDN and Put, 0.40%,
6/15/49	28,000,000	28,000,000
Second General Resolution, Fiscal 2015, Refunding, Series AA-1, Daily VRDN and Put, 0.39%,
6/15/50	16,740,000	16,740,000
[c] New York City Transitional Finance Authority Revenue, Future Tax Secured, Fiscal 2014, Subordinate,
Sub Series A-4, Daily VRDN and Put, 0.35%, 11/01/43.	58,170,000	58,170,000
		111,110,000
Ohio 0.3%
[c] Ohio State Higher Educational Facility Commission Revenue, Cleveland Clinic Health System
Obligation Group, Refunding, Series B-1, Daily VRDN and Put, 0.36%, 1/01/39	34,800,000	34,800,000
Total Short Term Investments (Cost $345,405,000)		345,405,000
Total Investments (Cost $10,231,158,149) 99.5%		11,262,160,747
Other Assets, less Liabilities 0.5%		57,912,830
Net Assets 100.0%		$11,320,073,577

See Abbreviations on page 28.

†Rounds to less than 0.1% of net assets.
aSecurity purchased on a when-issued basis.
bDefaulted security or security for which income has been deemed uncollectible.
cVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|26

FRANKLIN FEDERAL TAX-FREE INCOME FUND

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Federal Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

3. INCOME TAXES

At July 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$10,235,180,430

Unrealized appreciation	$1,162,035,835
Unrealized depreciation	(135,055,518)
Net unrealized appreciation (depreciation)	$1,026,980,317

|27

FRANKLIN FEDERAL TAX-FREE INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

4. Upcoming Reorganization

On May 17, 2016, the Board for the Fund approved a proposal to reorganize Franklin Insured Tax-Free Income Fund, a series of Franklin Tax-Free Trust, with and into the Fund, subject to approval by the shareholders of Franklin Insured Tax-Free Income Fund.

5. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical financial instruments

Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At July 31, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure other than those already disclosed in the Statement of Investments.

ABBREVIATIONS

Selected Portfolio

ACA	American Capital Access Holdings Inc.	IDC	Industrial Development Corp.
AGMC	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	MFHR	Multi-Family Housing Revenue
BAM	Build America Mutual Assurance Co.	MFR	Multi-Family Revenue
BHAC	Berkshire Hathaway Assurance Corp.	MTA	Metropolitan Transit Authority
CDA	Community Development Authority/Agency	NATL	National Public Financial Guarantee Corp.
COP	Certificate of Participation	PBA	Public Building Authority
EDA	Economic Development Authority	PCC	Pollution Control Corp.
EDC	Economic Development Corp.	PCR	Pollution Control Revenue
ETM	Escrow to Maturity	PFAR	Public Financing Authority Revenue
FGIC	Financial Guaranty Insurance Co.	PSF	Permanent School Fund
FHA	Federal Housing Authority/Agency	RDA	Redevelopment Agency/Authority
FICO	Financing Corp.	RDAR	Redevelopment Agency Revenue
GNMA	Government National Mortgage Association	UHSD	Unified/Union High School District
GO	General Obligation	USD	Unified/Union School District
HFAR	Housing Finance Authority Revenue	XLCA	XL Capital Assurance
IDA	Industrial Development Authority/Agency

|28

                                                                                                                                         FRANKLIN FEDERAL TAX-FREE INCOME FUND

                                                                                                                               NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|29

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL TAX-FREE INCOME FUND

By /s/LAURA F. FERGERSON___

     Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON___

      Laura F. Fergerson

      Chief Executive Officer –

Finance and Administration

Date  September 26, 2016

By /s/GASTON GARDEY_________

      Gaston Gardey

      Chief Financial Officer and

Chief Accounting Officer

Date  September 26, 2016